UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Aptus Collared Investment Opportunity ETF
ACIO (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Collared Investment Opportunity ETF	$83	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Collared Investment Opportunity (“ACIO” or the “Fund”) slightly underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 12.10%. Though, we would state that the strategy outkicked its coverage, participating with 89.5% of the upside, returning 10.70% at  NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior, but still experienced a distinct period of drawdowns in excess of 5%. From February 19th to April 8th, the S&P 500 fell -18.76%. During this period, ACIO fell only -12.04%. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	S&P 500 Index Option 05/16/2025 P5470
↑	S&P 500 Index Option 09/20/2025 P5350
↑	S&P 500 Index Option 05/16/2025 P5400

Top Detractors
↓	S&P 500 Index Option 06/20/2025 P5300
↓	S&P 500 Index Option 05/16/2025 P5400
↓	S&P 500 Index Option 09/20/2025 P5250
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Collared Investment Opportunity ETF	PAGE 1	TSR-AR-26922A222

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/09/2019)
Aptus Collared Investment Opportunity ETF NAV	10.70	10.81	8.83
S&P 500 TR	12.10	15.61	13.15
Visit https://aptusetfs.com/acio/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,750,392,665
Number of Holdings	109
Net Advisory Fee	$11,035,338
Portfolio Turnover	44%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%
Visit https://aptusetfs.com/acio/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.7%
Microsoft Corporation	6.2%
NVIDIA Corporation	5.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.5%
Broadcom, Inc.	2.2%
Visa, Inc.	2.1%
Berkshire Hathaway, Inc.	2.1%
Progressive Corporation	1.9%

Security Type	(% of Net Assets)
Common Stocks	97.8%
Purchased Options	2.0%
Money Market Funds	0.4%
Cash & Other	0.3%
Written Options	-0.5%

Top Sectors	(% of Net Assets)
Technology	30.2%
Financial	15.6%
Consumer, Non-cyclical	15.5%
Communications	14.0%
Consumer, Cyclical	9.1%
Industrial	6.1%
Energy	3.0%
Utilities	2.5%
Basic Materials	1.8%
Cash & Other	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/acio/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Collared Investment Opportunity ETF	PAGE 2	TSR-AR-26922A222

Aptus Defined Risk ETF
DRSK (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Defined Risk ETF	$73	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Aptus Defined Risk ETF (“DRSK” or the “Fund”) outperformed versus the Bloomberg US Aggregate Bond Index (the “Index”) during the fiscal year as the equity exposure within the strategy was buoyed by the return of U.S. Large Caps. Of the three components of DRSK - (1) Laddered Corporate Bond Portfolio, (2) Long Puts on S&P 500, and (3) Long Call Options on Individual Stocks and the S&P 500 – the former two were accretive relative to the benchmark. The ladder did not benefit as the market as measured by the S&P 500 was +12.10% during the fiscal year. Luckily, the individual call options and the long call on the market negated the negative contribution. The overall bond portfolio was additive, as the strategy was lower duration relative to the benchmark. We believe that the strategy did exactly what it was designed to do.

Top Contributors
↑	Broadcom, Inc. Option 03/31/2025 C190
↑	S&P 500 Index Option 12/31/2025 C5700
↑	S&P 500 Index Option 08/16/2025 C5500

Top Detractors
↓	S&P 500 Index Option 09/20/2025 C5725
↓	S&P 500 Index Option 04/04/2025 P5400
↓	S&P 500 Index Option 05/16/2025 P5300
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Defined Risk ETF	PAGE 1	TSR-AR-26922A388

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Aptus Defined Risk ETF NAV	10.62	2.13	4.96
Bloomberg US Aggregate Bond Index	8.02	-0.67	1.72
Visit https://aptusetfs.com/drsk/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,168,336,855
Number of Holdings	23
Net Advisory Fee	$6,041,928
Portfolio Turnover	37%
30-Day SEC Yield	3.94%
30-Day SEC Yield Unsubsidized	3.94%
Visit https://aptusetfs.com/drsk/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
iShares iBonds Dec 2031 Term Corporate ETF	10.9%
Invesco BulletShares 2031 Corporate Bond ETF	10.8%
Invesco BulletShares 2030 Corporate Bond ETF	10.8%
iShares iBonds Dec 2029 Term Corporate ETF	9.6%
iShares iBonds Dec 2030 Term Corporate ETF	9.3%
Invesco BulletShares 2032 Corporate Bond ETF	9.2%
iShares iBonds Dec 2032 Term Corporate ETF	8.8%
Invesco BulletShares 2033 Corporate Bond ETF	7.0%
iShares iBonds Dec 2028 Term Corporate ETF	5.2%
iShares iBonds Dec 2027 Term Corporate ETF	5.1%

Security Type	(% of Net Assets)
Exchange Traded Funds	94.5%
Purchased Options	2.6%
Money Market Funds	2.0%
Cash & Other	1.3%
Written Options	-0.4%

Top Sectors	(% of Net Assets)
Investment Grade Corporate Bonds	94.5%
Cash & Other	5.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/drsk/.
Aptus Defined Risk ETF	PAGE 2	TSR-AR-26922A388

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Defined Risk ETF	PAGE 3	TSR-AR-26922A388

Aptus Drawdown Managed Equity ETF
ADME (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Drawdown Managed Equity ETF	$83	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Drawdown Managed Equity ETF (“ADME” or the “Fund”) slightly underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 12.10%. Though, we would state that the strategy outkicked its coverage, participating with 89.5% of the upside, returning 9.34% at  NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior, but still experienced a distinct period of drawdowns in excess of 5%. From February 19th to April 8th, the S&P 500 fell -18.76%. During this period, ADME fell only -15.58%. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	S&P 500 Index Option 04/07/2025 P5400
↑	NVIDIA Corporation
↑	Apple, Inc.

Top Detractors
↓	S&P 500 Index Option 04/04/2025 P5400
↓	S&P 500 Index Option 01/17/2025 P4100
↓	S&P 500 Index Option 02/21/2025 P4150
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Drawdown Managed Equity ETF	PAGE 1	TSR-AR-26922A784

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Aptus Drawdown Managed Equity ETF NAV	9.34	8.34	7.19
S&P 500 TR	12.10	15.61	13.43
Visit https://aptusetfs.com/adme/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$222,463,812
Number of Holdings	88
Net Advisory Fee	$1,645,279
Portfolio Turnover	40%
30-Day SEC Yield	0.52%
30-Day SEC Yield Unsubsidized	0.52%
Visit https://aptusetfs.com/adme/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.8%
Microsoft Corporation	6.2%
NVIDIA Corporation	5.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.5%
Broadcom, Inc.	2.2%
Visa, Inc.	2.2%
Berkshire Hathaway, Inc.	2.1%
Progressive Corporation	1.9%

Security Type	(% of Net Assets)
Common Stocks	98.9%
Purchased Options	0.8%
Money Market Funds	0.3%
Cash & Other	0.2%
Written Options	-0.2%

Top Sectors	(% of Net Assets)
Technology	30.5%
Financial	15.8%
Consumer, Non-cyclical	15.7%
Communications	14.1%
Consumer, Cyclical	9.3%
Industrial	6.2%
Energy	3.0%
Utilities	2.5%
Basic Materials	1.8%
Cash & Other	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/adme/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Drawdown Managed Equity ETF	PAGE 2	TSR-AR-26922A784

Aptus Enhanced Yield ETF
JUCY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Enhanced Yield ETF	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The past year has brought volatility in yields, but falling yields and a pickup in market volatility towards the end of the fiscal year. Softer economic data and cooling inflation drove a broad rally in bonds, while equity volatility rose amid geopolitical concerns and uncertainty around the timing of rate cuts. We saw equity volatility rise towards the end of the fiscal year, though on average remaining below the long-term number. The Aptus Enhanced Yield ETF (“JUCY” or the “Fund”) returned 5.40% at  NAV, trailing the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index at 8.02% and slightly trailing the secondary benchmark, the ICE U.S. Treasury 1-3 Year Bond Index at 6.66%. The fixed income portfolio outpaced the benchmark with the ELN overlay serving as a slight net detractor.

Top Contributors
↑	U.S. Treasury 07/31/2028
↑	U.S. Treasury 07/31/2027
↑	U.S. Treasury 09/30/2026

Top Detractors
↓	Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index) 04/19/2025
↓	Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index) 12/05/2025
↓	GS Finance Corporation, ELN, (linked to S&P 500 Index) 03/20/2025
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Enhanced Yield ETF	PAGE 1	TSR-AR-26922B642

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2022)
Aptus Enhanced Yield ETF NAV	5.40	3.94
Bloomberg U.S. Aggregate Bond Index	8.02	5.31
ICE U.S. Treasury 1-3 Year Bond Total Return Index	6.66	4.66
Visit https://aptusetfs.com/jucy/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$307,165,707
Number of Holdings	12
Net Advisory Fee	$1,897,141
Portfolio Turnover	47%
30-Day SEC Yield	11.14%
30-Day SEC Yield Unsubsidized	11.14%
Visit https://aptusetfs.com/jucy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
U.S. Treasury Notes	77.5%
First American Treasury Obligations Fund	11.2%
BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index)	3.6%
UBS AG, ELN, (linked to S&P 500 Index)	3.5%
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index)	3.3%

Security Type	(% of Net Assets)
U.S. Treasury Securities	77.5%
Money Market Funds	11.2%
Equity-Linked Notes	10.4%
Cash & Other	0.9%

Top Sectors	(% of Net Assets)
U.S. Government	77.5%
Cash & Other	22.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/jucy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Enhanced Yield ETF	PAGE 2	TSR-AR-26922B642

Aptus International Enhanced Yield ETF
IDUB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus International Enhanced Yield ETF	$41	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus International Enhanced Yield ETF (“IDUB” or the “Fund”) returned 10.01% at  NAV, underperforming the benchmark MSCI AC World Index ex-US. The underlying ETFs in IDUB used for exposure lagged broader indices given their modest drag from small caps. The past year marked a strong rebound for international equities, with the MSCI AC World Index ex-US rising 11.93% as investors rotated away from U.S. equities in favor of global markets. Stimulus efforts in several major markets were at the core of the rally, with investors pushing market multiples higher in anticipation of potential growth. Global risk assets responded positively, with developed markets leading the way. Emerging markets also benefited from improving fundamentals and a weaker dollar.

Top Contributors
↑	iShares Core MSCI Developed Markets ETF
↑	SPDR Emerging Markets Fund
↑	BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF) 10/10/2025

Top Detractors
↓	BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF) 02/13/2025
↓	Citigroup Global Markets Holdings Inc., ELN, (linked to iShares MSCI EAFE ETF) 05/23/2025
↓	UBS AG, ELN, (linked to iShares MSCI EAFE ETF) 04/10/2025
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus International Enhanced Yield ETF	PAGE 1	TSR-AR-26922B709

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2021)
Aptus International Enhanced Yield ETF NAV	10.01	-0.68
MSCI AC WORLD INDEX ex USA Net (USD)	11.93	3.00
Visit https://aptusetfs.com/idub/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$282,610,483
Number of Holdings	6
Net Advisory Fee	$843,572
Portfolio Turnover	10%
30-Day SEC Yield	7.72%
30-Day SEC Yield Unsubsidized	7.72%
Visit https://aptusetfs.com/idub/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
iShares Core MSCI International Developed Markets ETF	61.7%
SPDR Portfolio Emerging Markets ETF	26.8%
BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF)	3.5%
Nomura America Finance, LLC, ELN, (linked to iShares MSCI EAFE ETF)	3.3%
UBS AG, ELN, (linked to iShares MSCI EAFE ETF)	3.2%
First American Treasury Obligations Fund	1.5%

Security Type	(% of Net Assets)
Exchange Traded Funds	88.5%
Equity-Linked Notes	10.0%
Money Market Funds	1.5%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Developed Market Equity	61.7%
Emerging Market Equity	26.8%
Cash & Other	11.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/idub/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus International Enhanced Yield ETF	PAGE 2	TSR-AR-26922B709

Aptus Large Cap Enhanced Yield ETF
DUBS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Enhanced Yield ETF	$41	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Aptus Large Cap Enhanced Yield ETF (“DUBS” or the “Fund”) slightly underperformed versus the S&P 500® Index (the “Index”) during the fiscal year due to the nature of the market. The strategy performs poorly when the market goes higher with minimum volatility, which was the main characteristic of the market for the first 10 months of the fiscal year. It wasn’t until the last two months that the market witnessed some volatility, of which DUBS performed well. During the fiscal year, DUBS returned 11.25% at  NAV, while the S&P 500 returned 12.10%. During the major bout of volatility from 2/19/2025 to 04/08/2025, DUBS bested the benchmark by 0.29%, returning -18.47%. Overall, the equity basket tracked the S&P 500 and the equity linked notes (“ELN”) were the reason for the small relative underperformance. All-in-all, the strategy performed up to our expectations during the year.

Top Contributors
↑	NVIDIA Corporation
↑	Apple, Inc.
↑	Broadcom, Inc.

Top Detractors
↓	Nomura Securities International, ELN, (linked to S&P 500 Index) 04/24/2025
↓	UBS AG, ELN, (linked to S&P 500 Index) 04/10/2025
↓	Nomura Securities International Inc., ELN, (linked to S&P 500 Index) 03/13/2025
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Large Cap Enhanced Yield ETF	PAGE 1	TSR-AR-26922B535

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2023)
Aptus Large Cap Enhanced Yield ETF NAV	11.25	13.79
S&P 500 TR	12.10	15.38
Visit https://aptusetfs.com/dubs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$216,091,287
Number of Holdings	369
Net Advisory Fee	$775,692
Portfolio Turnover	18%
30-Day SEC Yield	3.32%
30-Day SEC Yield Unsubsidized	3.32%
Visit https://aptusetfs.com/dubs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	5.8%
NVIDIA Corporation	5.6%
Microsoft Corporation	5.5%
Nomura Securities International Inc, ELN, (linked to S&P 500 Index)	3.5%
RBC Capital Markets, LLC, ELN, (linked to S&P 500 Index)	3.4%
Alphabet, Inc.	3.2%
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index)	3.2%
Amazon.com, Inc.	3.1%
BNY Mellon US Large Cap Core Equity ETF	2.8%
Meta Platforms, Inc.	2.3%

Security Type	(% of Net Assets)
Common Stocks	86.3%
Equity-Linked Notes	10.1%
Exchange Traded Funds	2.8%
Money Market Funds	0.8%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Technology	26.1%
Consumer, Non-cyclical	14.8%
Financial	13.3%
Communications	13.0%
Consumer, Cyclical	7.3%
Industrial	5.8%
Energy	2.6%
Utilities	1.9%
Basic Materials	1.5%
Cash & Other	13.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/dubs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Large Cap Enhanced Yield ETF	PAGE 2	TSR-AR-26922B535

Aptus Large Cap Upside ETF
UPSD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Aptus Large Cap Upside ETF for the period of November 20, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/upsd/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Large Cap Upside ETF	$33	0.79%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since inception, the Aptus Large Cap Upside ETF (“UPSD” or the “Fund”) underperformed the S&P 500 by -3.9%, returning -9.24% at NAV. We believe that the strategy has performed as expected, underperforming the S&P 500 in a down market, while the equity exposure, which is invested in a minimum volatility portfolio, outperformed during this volatility. This minimum volatility basket of stocks outperformed the S&P 500 since inception by 2.57%, returning -4.81%. From there, the trend exposure detracted from returns, as positive momentum entering the period reversed sharply due to policy-related uncertainty around tariffs, fiscal stimulus, and monetary shifts.

Top Contributors
↑	CME Group
↑	Apple, Inc.
↑	Ulta Beauty

Top Detractors
↓	RCXTSOA6 TRS 01/26/2026, RCXTSOA6 TRS 09/08/2026
↓	NVIDIA Corporation
↓	UnitedHealth Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aptus Large Cap Upside ETF	PAGE 1	TSR-AR-26922B444

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/20/2025)
Aptus Large Cap Upside ETF NAV	-9.24
S&P 500 TR	-5.34
Visit https://aptusetfs.com/upsd/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$43,007,363
Number of Holdings	103
Net Advisory Fee	$102,763
Portfolio Turnover	14%
30-Day SEC Yield	1.04%
30-Day SEC Yield Unsubsidized	1.04%
Visit https://aptusetfs.com/upsd/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
U.S. Treasury Bill	8.8%
Microsoft Corporation	4.4%
Apple, Inc.	4.4%
NVIDIA Corporation	4.0%
Amazon.com, Inc.	2.0%
Cencora, Inc.	1.5%
Alphabet, Inc.	1.5%
Cheniere Energy, Inc.	1.4%
Colgate-Palmolive Company	1.4%
Coca-Cola Company	1.4%

Security Type	(% of Net Assets)
Common Stocks	96.4%
U.S. Treasury Bills	8.8%
Cash & Other	1.1%
Total Return Swaps	-6.3%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	25.1%
Technology	19.5%
Financial	16.3%
Communications	12.0%
Industrial	7.7%
Consumer, Cyclical	7.7%
Energy	6.1%
Basic Materials	1.4%
Utilities	0.6%
Cash & Other	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/upsd/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Large Cap Upside ETF	PAGE 2	TSR-AR-26922B444

Opus Small Cap Value ETF
OSCV (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opus Small Cap Value ETF	$80	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Opus Small Cap Value ETF (“OSCV” or the “Fund”) underperformed the S&P 500 Index (the “Index”) during the fiscal year, but bested its secondary benchmark, the S&P Small Cap 600 Value Index, by 5.07%. The underperformance versus the Index was a result of a difference in the core performance of U.S. large cap versus U.S. small cap stocks. Small caps have been in a decline for a period much longer than large caps. In a year with extreme volatility in the small cap landscape,  OSCV performed well, as higher-quality characteristics and rationality performed well. OSCV has historically provided results consistent with outperforming down trending markets and showing lower volatility than that of the benchmark, which this period of time showed exactly that.  Though  underperforming their large cap brethren during the fiscal year, small caps started to show some relative strength after the volatile nature of March and April 2025.

Top Contributors
↑	Casey’s General Store
↑	Hawkins, Inc.
↑	Stock Yards Bancorp

Top Detractors
↓	Chord Energy
↓	Northern Oil & Gas, Inc.
↓	Helmerich & Payne
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Opus Small Cap Value ETF	PAGE 1	TSR-AR-26922A446

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2018)
Opus Small Cap Value ETF NAV	2.53	12.31	6.29
S&P 500 TR	12.10	15.61	12.46
S&P SmallCap 600 Value TR	-2.54	11.96	3.27
Visit https://aptusetfs.com/oscv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$520,414,275
Number of Holdings	69
Net Advisory Fee	$3,352,379
Portfolio Turnover	25%
30-Day SEC Yield	1.47%
30-Day SEC Yield Unsubsidized	1.47%
Visit https://aptusetfs.com/oscv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	3.1%
Ensign Group, Inc.	2.6%
Casey’s General Stores, Inc.	2.6%
Texas Roadhouse, Inc.	2.5%
Chemed Corporation	2.5%
Viper Energy, Inc.	2.4%
Encompass Health Corporation	2.3%
Hanover Insurance Group, Inc.	2.3%
Comfort Systems USA, Inc.	2.3%
Stock Yards Bancorp, Inc.	2.1%

Security Type	(% of Net Assets)
Common Stocks	96.9%
Money Market Funds	3.1%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Financial	36.7%
Industrial	19.3%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.7%
Energy	7.5%
Utilities	4.5%
Basic Materials	2.7%
Technology	2.6%
Communications	1.0%
Cash & Other	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/oscv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Opus Small Cap Value ETF	PAGE 2	TSR-AR-26922A446

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2025	FYE 4/30/2024
(a) Audit Fees	$112,500	$94,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$28,000	$24,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2025	FYE 4/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

APTUS COLLARED INVESTMENT OPPORTUNITY ETF (ACIO)
APTUS DEFINED RISK ETF (DRSK)
APTUS DRAWDOWN MANAGED EQUITY ETF (ADME)
APTUS ENHANCED YIELD ETF (JUCY)
APTUS INTERNATIONAL ENHANCED YIELD ETF (IDUB)
APTUS LARGE CAP ENHANCED YIELD ETF (DUBS)
APTUS LARGE CAP UPSIDE ETF (UPSD)
OPUS SMALL CAP VALUE ETF (OSCV)
Annual Financial Statements and Additional Information
April 30, 2025

Aptus Collared Investment Opportunity ETF
Schedule of Investments
April 30, 2025

	Shares	Value
COMMON STOCKS - 97.8%
Basic Materials - 1.8%
Linde PLC(a)	38,858	$17,611,611
Newmont Corporation(a)(b)	125,634	6,618,399
Sherwin-Williams Company(a)	20,543	7,250,036
		31,480,046
Communications - 14.0%
Alphabet, Inc. - Class C(a)(b)	388,086	62,439,157
Amazon.com, Inc.(a)(c)	348,950	64,353,359
Comcast Corporation - Class A(a)	165,721	5,667,658
Meta Platforms, Inc. - Class A(a)	80,870	44,397,630
Motorola Solutions, Inc.(a)	33,500	14,753,065
Netflix, Inc.(a)(b)(c)	27,356	30,959,332
T-Mobile US, Inc.(a)	65,987	16,295,490
Uber Technologies, Inc.(a)(c)	78,521	6,360,986
		245,226,677
Consumer, Cyclical - 9.1%
Costco Wholesale Corporation(a)(b)	20,197	20,085,917
Home Depot, Inc.(a)	52,804	19,035,314
Marriott International, Inc. - Class A(a)	73,016	17,420,157
McDonald's Corporation(a)(b)	62,025	19,826,291
PulteGroup, Inc.(a)	114,783	11,774,440
Tesla, Inc.(a)(b)(c)	106,417	30,026,621
TJX Companies, Inc.(a)(b)	133,138	17,132,198
Walmart, Inc.(a)(b)	253,216	24,625,256
		159,926,194
Consumer, Non-cyclical - 15.5%
Abbott Laboratories(a)	99,689	13,034,337
AbbVie, Inc.(a)	69,694	13,597,299
Altria Group, Inc.(a)(b)	200,483	11,858,569
Amgen, Inc.(a)	22,350	6,502,062
Automatic Data Processing, Inc.(a)	18,722	5,627,833
Bristol-Myers Squibb Company(a)	225,549	11,322,560
Cintas Corporation(a)	80,336	17,005,525
Coca-Cola Company	261,064	18,940,193
Elevance Health, Inc.(a)(b)	70,587	29,687,481
Eli Lilly & Company(a)	29,232	26,278,106
Intuitive Surgical, Inc.(a)(c)	35,305	18,210,319
Johnson & Johnson(a)(b)	58,539	9,150,231
McCormick & Company, Inc.(a)	162,011	12,419,763
Procter & Gamble Company(a)	120,326	19,561,398
Stryker Corporation(a)	86,100	32,194,512
Thermo Fisher Scientific, Inc.(a)	37,632	16,144,128
Vertex Pharmaceuticals, Inc.(a)(c)	18,324	9,336,078
		270,870,394
Energy - 3.0%
Diamondback Energy, Inc.(a)	85,642	11,305,601
EOG Resources, Inc.(a)	66,145	7,297,778
Exxon Mobil Corporation(a)	287,637	30,383,096
Schlumberger NV(a)	105,656	3,513,062
		52,499,537

	Shares	Value
Financial - 15.6%
American Tower Corporation(a)	60,093	$13,545,563
Bank of America Corporation(a)	409,142	16,316,583
Berkshire Hathaway, Inc. - Class B(a)(b)(c)	69,686	37,160,060
Blackrock, Inc.(a)	21,966	20,082,635
Citigroup, Inc.(a)	163,894	11,207,072
Digital Realty Trust, Inc.(a)(b)	69,620	11,176,795
Intercontinental Exchange, Inc.(a)	82,430	13,845,767
JPMorgan Chase & Company(a)(b)	125,839	30,782,736
Marsh & McLennan Companies, Inc.(a)	73,331	16,533,941
Morgan Stanley(a)	158,739	18,321,655
Progressive Corporation(a)(b)	118,620	33,419,999
Public Storage(a)	26,060	7,829,206
Visa, Inc. - Class A(a)	107,613	37,180,291
Welltower, Inc.(a)	35,775	5,458,907
		272,861,210
Industrial - 6.1%
Carrier Global Corporation(a)	83,410	5,216,461
CSX Corporation(a)	520,904	14,621,775
Deere & Company(a)(b)	26,025	12,064,149
Eaton Corporation PLC(a)	31,173	9,176,396
General Electric Company(a)	39,324	7,925,359
Honeywell International, Inc.(a)	74,795	15,744,348
Northrop Grumman Corporation(a)	36,461	17,738,277
Otis Worldwide Corporation(a)	251,535	24,215,274
		106,702,039
Technology - 30.2%(d)
Accenture PLC - Class A(a)(b)	29,589	8,851,549
Analog Devices, Inc.(a)(b)	73,382	14,303,619
Apple, Inc.(a)	555,655	118,076,688
Applied Materials, Inc.(a)	106,779	16,092,663
Broadcom, Inc.(a)	198,024	38,113,679
Broadridge Financial Solutions, Inc.(a)	33,660	8,159,184
Crowdstrike Holdings, Inc. - Class A(a)(b)(c)	35,099	15,052,908
Fiserv, Inc.(a)(c)	92,963	17,158,181
International Business Machines Corporation(a)	33,836	8,182,222
Intuit, Inc.(a)	28,280	17,744,852
Microsoft Corporation(a)	274,998	108,695,710
NVIDIA Corporation(a)	906,307	98,714,958
Oracle Corporation(a)	59,638	8,392,259
QUALCOMM, Inc.(a)	40,165	5,962,896
ServiceNow, Inc.(a)(b)(c)	31,147	29,745,696
Texas Instruments, Inc.	34,571	5,533,089
Tyler Technologies, Inc.(a)(c)	18,221	9,899,469
		528,679,622

The accompanying notes are an integral part of these financial statements.

1

Aptus Collared Investment Opportunity ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 2.5%
Duke Energy Corporation(a)	123,724	$15,096,802
NextEra Energy, Inc.(a)	100,918	6,749,396
Southern Company(a)(b)	238,262	21,893,895
		43,740,093
TOTAL COMMON STOCKS (Cost $1,443,212,820)		1,711,985,812

	Notional Amount	Contracts
PURCHASED OPTIONS -2.0%(c)(e)(f)
Call Options - 0.4%
S&P 500 Index
Expiration: 05/16/2025; Exercise Price: $5,800.00(b)	$1,113,812,000	2,000	2,774,000
Expiration: 05/30/2025; Exercise Price: $5,800.00	556,906,000	1,000	3,430,000
Put Options - 1.6%
S&P 500 Index, Expiration: 06/20/2025; Exercise Price: $5,300.00(b)	1,782,099,200	3,200	28,912,000
TOTAL PURCHASED OPTIONS (Cost $33,262,482)			35,116,000
		Shares
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.24%(g)		7,168,463	7,168,463
TOTAL SHORT-TERM INVESTMENTS (Cost $7,168,463)			7,168,463
TOTAL INVESTMENTS - 100.2% (Cost $1,483,643,765)			$1,754,270,275
Liabilities in Excess of Other Assets - (0.2)%			(3,877,610)
TOTAL NET ASSETS - 100.0%			$1,750,392,665

Percentages are stated as a percent of net assets.
(a)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of April 30, 2025 is $1,612,850,925 or 92.1% of the Fund’s net assets.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
April 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%(a)(b)
Call Options - (0.2)%
Accenture PLC, Expiration: 05/16/2025; Exercise Price: $320.00	$(5,983,000)	(200)	$(22,500)
Alphabet, Inc., Expiration: 05/16/2025; Exercise Price: $180.00	(20,111,250)	(1,250)	(25,000)
Altria Group, Inc., Expiration: 05/02/2025; Exercise Price: $58.00	(1,774,500)	(300)	(39,000)
Analog Devices, Inc., Expiration: 05/02/2025; Exercise Price: $200.00	(13,644,400)	(700)	(45,500)
Berkshire Hathaway, Inc. - Class B; Expiration: 05/16/2025; Exercise Price: $570.00	(31,995,000)	(600)	(34,200)
Costco Wholesale Corporation, Expiration: 05/16/2025; Exercise Price: $1,080.00	(19,890,000)	(200)	(34,100)
Crowdstrike Holdings, Inc. – Class A; Expiration: 05/16/2025; Exercise Price: $500.00	(12,866,100)	(300)	(25,050)
Deere & Company, Expiration: 05/09/2025; Exercise Price: $490.00	(9,271,200)	(200)	(17,400)
Digital Realty Trust, Inc., Expiration: 05/16/2025; Exercise Price: $175.00	(9,632,400)	(600)	(156,000)
Elevance Health, Inc., Expiration: 05/16/2025; Exercise Price: $460.00	(29,440,600)	(700)	(38,500)
Johnson & Johnson, Expiration: 05/16/2025; Exercise Price: $160.00	(7,815,500)	(500)	(44,750)
JPMorgan Chase & Company, Expiration: 05/16/2025; Exercise Price: $260.00	(15,900,300)	(650)	(40,300)
McDonald's Corporation, Expiration: 05/16/2025; Exercise Price: $340.00	(19,179,000)	(600)	(39,900)
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $1,260.00	(22,634,400)	(200)	(43,300)
Newmont Corporation, Expiration: 05/16/2025; Exercise Price: $55.00	(6,321,600)	(1,200)	(80,400)
Progressive Corporation, Expiration: 05/16/2025; Exercise Price: $280.00	(14,087,000)	(500)	(365,000)
S&P 500 Index, Expiration: 05/16/2025; Exercise Price: $6,000.00	(1,113,812,000)	(2,000)	(260,000)
ServiceNow, Inc.; Expiration: 05/16/2025; Exercise Price: $1,100.00	(28,650,300)	(300)	(36,750)
Southern Company, Expiration: 05/16/2025; Exercise Price: $95.00	(10,107,900)	(1,100)	(66,000)
Tesla, Inc., Expiration: 05/02/2025; Exercise Price: $305.00	(14,108,000)	(500)	(40,250)
TJX Companies, Inc., Expiration: 05/02/2025; Exercise Price: $125.00	(9,007,600)	(700)	(332,500)
Walmart, Inc., Expiration: 05/02/2025; Exercise Price: $90.00	(19,450,000)	(2,000)	(1,430,000)
Total Call Options			(3,216,400)
Put Options - (0.3)%
S&P 500 Index, Expiration: 06/20/2025; Exercise Price: $4,600.00	(1,782,099,200)	(3,200)	(5,280,000)
TOTAL WRITTEN OPTIONS (Premiums received $7,235,908)			$(8,496,400)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

Aptus Defined Risk ETF
Schedule of Investments
April 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 94.5%
Investment Grade Corporate Bonds - 94.5%
Invesco BulletShares 2028 Corporate Bond ETF	1,713,984	$34,999,553
Invesco BulletShares 2029 Corporate Bond ETF	2,931,351	54,493,815
Invesco BulletShares 2030 Corporate Bond ETF(a)	7,601,240	126,560,646
Invesco BulletShares 2031 Corporate Bond ETF(a)	7,750,131	126,714,642
Invesco BulletShares 2032 Corporate Bond ETF(a)	5,303,539	107,820,948
Invesco BulletShares 2033 Corporate Bond ETF(a)	3,923,726	81,927,399
iShares iBonds Dec 2027 Term Corporate ETF	2,481,152	60,118,313
iShares iBonds Dec 2028 Term Corporate ETF	2,388,857	60,581,413
iShares iBonds Dec 2029 Term Corporate ETF	4,837,168	112,319,041
iShares iBonds Dec 2030 Term Corporate ETF(a)	4,998,267	109,062,186
iShares iBonds Dec 2031 Term Corporate ETF(a)	6,116,332	127,403,196
iShares iBonds Dec 2032 Term Corporate ETF(a)	4,098,152	102,371,837
		1,104,372,989
TOTAL EXCHANGE TRADED FUNDS (Cost $1,093,129,710)		1,104,372,989

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.6%(b)(c)(d)
Call Options - 2.4%
Core Scientific, Inc., Expiration: 09/19/2025; Exercise Price: $15.00(e)	$81,000,000	100,000	4,300,000
S&P 500 Index
Expiration: 05/16/2025; Exercise Price: $5,800.00(e)	1,113,812,000	2,000	2,774,000
Expiration: 05/30/2025; Exercise Price: $5,800.00	445,524,800	800	2,744,000
Expiration: 06/20/2025; Exercise Price: $5,900.00	891,049,600	1,600	5,848,000
Tesla, Inc., Expiration: 08/15/2025; Exercise Price: $300.00	98,756,000	3,500	11,725,000

	Notional Amount	Contracts	Value
Put Options - 0.2%
S&P 500 Index, Expiration: 06/20/2025; Exercise Price: $5,300.00(e)	167,071,800	300	$2,710,500
TOTAL PURCHASED OPTIONS (Cost $24,953,397)			30,101,500
		Shares
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Treasury Obligations Fund - Class X, 4.24%(f)		23,237,610	23,237,610
TOTAL SHORT-TERM INVESTMENTS (Cost $23,237,610)			23,237,610
TOTAL INVESTMENTS - 99.1% (Cost $1,141,320,717)			$1,157,712,099
Other Assets in Excess of Liabilities - 0.9%			10,624,756
TOTAL NET ASSETS - 100.0%			$1,168,336,855

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Aptus Defined Risk ETF
Schedule of Written Options
April 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)(b)
Call Options - (0.3)%
Core Scientific, Inc., Expiration: 09/19/2025; Exercise Price: $20.00	$(81,000,000)	(100,000)	$(1,550,000)
S&P 500 Index, Expiration: 05/16/2025; Exercise Price: $6,000.00	(1,113,812,000)	(2,000)	(260,000)
Tesla, Inc., Expiration: 08/15/2025; Exercise Price: $450.00	(98,756,000)	(3,500)	(2,038,750)
Total Call Options			(3,848,750)
Put Options - (0.1)%
S&P 500 Index, Expiration: 06/20/2025; Exercise Price: $4,600.00	(167,071,800)	(300)	(495,000)
TOTAL WRITTEN OPTIONS (Premiums received $3,129,955)			$(4,343,750)

Percentages are stated as a percent of net assets.
(a)	Exchange traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

5

Aptus Drawdown Managed Equity ETF
Schedule of Investments
April 30, 2025

	Shares	Value
COMMON STOCKS - 98.9%
Basic Materials - 1.8%
Linde PLC(a)	4,945	$2,241,222
Newmont Corporation(a)	16,627	875,911
Sherwin-Williams Company(a)	2,734	964,883
		4,082,016
Communications - 14.1%
Alphabet, Inc. - Class C(a)	49,307	7,933,003
Amazon.com, Inc.(a)(b)	44,114	8,135,504
Comcast Corporation - Class A(a)	21,139	722,954
Meta Platforms, Inc. - Class A(a)	10,277	5,642,073
Motorola Solutions, Inc.(a)	4,360	1,920,100
Netflix, Inc.(a)(b)	3,535	4,000,630
T-Mobile US, Inc.(a)	8,391	2,072,158
Uber Technologies, Inc.(a)(b)	10,044	813,664
		31,240,086
Consumer, Cyclical - 9.3%
Costco Wholesale Corporation(a)	2,637	2,622,497
Home Depot, Inc.(a)	6,747	2,432,226
Marriott International, Inc. - Class A(a)	9,412	2,245,515
McDonald’s Corporation(a)	8,002	2,557,839
PulteGroup, Inc.(a)	14,921	1,530,596
Tesla, Inc.(a)(b)	13,387	3,777,276
TJX Companies, Inc.(a)	17,456	2,246,238
Walmart, Inc.(a)	32,721	3,182,117
		20,594,304
Consumer, Non-cyclical - 15.7%
Abbott Laboratories(a)	12,707	1,661,440
AbbVie, Inc.(a)	9,136	1,782,434
Altria Group, Inc.(a)	25,946	1,534,706
Amgen, Inc.(a)	2,957	860,250
Automatic Data Processing, Inc.(a)	2,543	764,426
Bristol-Myers Squibb Company(a)	29,149	1,463,280
Cintas Corporation(a)	10,556	2,234,494
Coca-Cola Company	32,870	2,384,718
Elevance Health, Inc.(a)	8,920	3,751,574
Eli Lilly & Company(a)	3,781	3,398,930
Intuitive Surgical, Inc.(a)(b)	4,582	2,363,396
Johnson & Johnson(a)	7,662	1,197,647
McCormick & Company, Inc.(a)	21,106	1,617,986
Procter & Gamble Company(a)	15,201	2,471,227
Stryker Corporation(a)	11,196	4,186,408
Thermo Fisher Scientific, Inc.(a)	4,813	2,064,777
Vertex Pharmaceuticals, Inc.(a)(b)	2,368	1,206,496
		34,944,189
Energy - 3.0%
Diamondback Energy, Inc.(a)	10,939	1,444,057
EOG Resources, Inc.(a)	8,580	946,632
Exxon Mobil Corporation(a)	36,733	3,880,107
Schlumberger NV(a)	13,480	448,210
		6,719,006

	Shares	Value
Financial - 15.8%
American Tower Corporation(a)	7,677	$1,730,473
Bank of America Corporation(a)	52,517	2,094,378
Berkshire Hathaway, Inc. - Class B(a)(b)	8,774	4,678,736
Blackrock, Inc.(a)	2,869	2,623,012
Citigroup, Inc.(a)	21,487	1,469,281
Digital Realty Trust, Inc.(a)	9,123	1,464,606
Intercontinental Exchange, Inc.(a)	10,682	1,794,256
JPMorgan Chase & Company(a)	15,991	3,911,718
Marsh & McLennan Companies, Inc.(a)	9,527	2,148,053
Morgan Stanley(a)	20,530	2,369,573
Progressive Corporation(a)	15,321	4,316,539
Public Storage(a)	3,450	1,036,483
Visa, Inc. - Class A(a)	13,901	4,802,795
Welltower, Inc.(a)	4,570	697,336
		35,137,239
Industrial - 6.2%
Carrier Global Corporation(a)	10,934	683,812
CSX Corporation(a)	66,571	1,868,648
Deere & Company(a)	3,488	1,616,897
Eaton Corporation PLC(a)	4,075	1,199,558
General Electric Company(a)	5,151	1,038,133
Honeywell International, Inc.(a)	9,659	2,033,219
Northrop Grumman Corporation(a)	4,762	2,316,713
Otis Worldwide Corporation(a)	32,126	3,092,770
		13,849,750
Technology - 30.5%(c)
Accenture PLC - Class A(a)	3,773	1,128,693
Analog Devices, Inc.(a)	9,621	1,875,325
Apple, Inc.(a)	71,250	15,140,625
Applied Materials, Inc.(a)	13,932	2,099,692
Broadcom, Inc.(a)	25,601	4,927,425
Broadridge Financial Solutions, Inc.(a)	4,396	1,065,590
Crowdstrike Holdings, Inc. - Class A(a)(b)	4,552	1,952,216
Fiserv, Inc.(a)(b)	12,038	2,221,854
International Business Machines Corporation(a)	4,367	1,056,028
Intuit, Inc.(a)	3,717	2,332,306
Microsoft Corporation(a)	34,889	13,790,226
NVIDIA Corporation(a)	115,190	12,546,495
Oracle Corporation(a)	7,615	1,071,583
QUALCOMM, Inc.(a)	5,179	768,874
ServiceNow, Inc.(a)(b)	4,058	3,875,431
Texas Instruments, Inc.	4,368	699,098
Tyler Technologies, Inc.(a)(b)	2,341	1,271,865
		67,823,326
Utilities - 2.5%
Duke Energy Corporation(a)	15,627	1,906,807
NextEra Energy, Inc.(a)	12,788	855,261
Southern Company(a)	30,086	2,764,602
		5,526,670
TOTAL COMMON STOCKS (Cost $185,620,725)		219,916,586

The accompanying notes are an integral part of these financial statements.

6

Aptus Drawdown Managed Equity ETF
Schedule of Investments
April 30, 2025(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.8%(b)(d)(e)
Call Options - 0.2%
S&P 500 Index, Expiration: 05/30/2025; Exercise Price: $5,800.00	$69,613,250	125	$428,750
Put Options - 0.6%
S&P 500 Index
Expiration: 04/30/2025; Exercise Price: $4,900.00(f)	55,690,600	100	250
Expiration: 07/18/2025; Exercise Price: $3,500.00(f)	1,113,812,000	2,000	1,470,000
TOTAL PURCHASED OPTIONS (Cost $2,854,943)			1,899,000
		Shares
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.24%(g)		600,288	600,288
TOTAL SHORT-TERM INVESTMENTS (Cost $600,288)			600,288
TOTAL INVESTMENTS - 100.0% (Cost $189,075,956)			$222,415,874
Other Assets in Excess of Liabilities - 0.0%(h)			47,938
TOTAL NET ASSETS - 100.0%			$222,463,812

Percentages are stated as a percent of net assets.
(a)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of April 30, 2025 is $213,509,711 or 96.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(h)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
April 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%(a)(b)
Put Options - (0.2)%
S&P 500 Index
Expiration: 04/30/2025; Exercise Price: $4,500.00	$(55,690,600)	(100)	$(250)
Expiration: 07/18/2025; Exercise Price: $2,500.00	(556,906,000)	(1,000)	(347,500)
Total Put Options			(347,750)
TOTAL WRITTEN OPTIONS (Premiums received $579,069)			$(347,750)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

Aptus Enhanced Yield ETF
Schedule of Investments
April 30, 2025

	Par	Value
U.S. TREASURY SECURITIES - 77.5%
United States Treasury Notes
0.25%, 08/31/2025	$20,000,000	$19,733,384
4.38%, 08/15/2026	45,000,000	45,326,074
1.63%, 09/30/2026	25,000,000	24,278,320
2.75%, 07/31/2027	40,000,000	39,249,219
0.50%, 10/31/2027	25,000,000	23,152,344
2.25%, 11/15/2027	30,000,000	29,010,352
1.00%, 07/31/2028	40,000,000	36,798,437
4.50%, 05/31/2029	20,000,000	20,602,734
TOTAL U.S. TREASURY SECURITIES (Cost $237,044,322)		238,150,864
SHORT-TERM INVESTMENTS - 21.6%
Equity-Linked Notes - 10.4%
BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index), 61.42%, 05/30/2025(a)	10,900,000	10,929,033
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index), 113.05%, 05/22/2025(a)	10,800,000	10,235,397
UBS AG, ELN, (linked to S&P 500 Index), 82.30%, 05/15/2025(a)	10,800,000	10,596,165
		31,760,595
	Shares
Money Market Funds - 11.2%
First American Treasury Obligations Fund - Class X, 4.24%(b)	34,498,627	34,498,627
TOTAL SHORT-TERM INVESTMENTS (Cost $66,998,627)		66,259,222
TOTAL INVESTMENTS - 99.1% (Cost $304,042,949)		$304,410,086
Other Assets in Excess of Liabilities - 0.9%		2,755,621
TOTAL NET ASSETS - 100.0%		$307,165,707

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $31,760,595 or 10.4% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Aptus International Enhanced Yield ETF
Schedule of Investments
April 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 88.5%
Developed Market Equity - 61.7%
iShares Core MSCI International Developed Markets ETF(a)	2,433,310	$174,273,662
Emerging Market Equity - 26.8%
SPDR Portfolio Emerging Markets ETF(a)	1,924,073	75,789,235
TOTAL EXCHANGE TRADED FUNDS (Cost $223,907,893)		250,062,897
	Par
SHORT-TERM INVESTMENTS - 11.5%
Equity-Linked Notes - 10.0%
BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF), 24.73%, 05/30/2025(b)	$10,000,000	9,921,175
Nomura America Finance, LLC, ELN, (linked to iShares MSCI EAFE ETF), 27.50%, 05/22/2025(b)	9,600,000	9,357,672
UBS AG, ELN, (linked to iShares MSCI EAFE ETF), 24.78%, 05/15/2025(b)	9,300,000	9,013,001
		28,291,848
	Shares
Money Market Funds - 1.5%
First American Treasury Obligations Fund - Class X, 4.24%(c)	4,277,360	4,277,360
TOTAL SHORT-TERM INVESTMENTS (Cost $33,177,359)		32,569,208
TOTAL INVESTMENTS - 100.0% (Cost $257,085,252)		$282,632,105
Liabilities in Excess of Other Assets - (0.0)%(d)		(21,622)
TOTAL NET ASSETS - 100.0%		$282,610,483

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $28,291,848 or 10.0% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

10

Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
April 30, 2025

	Shares	Value
COMMON STOCKS - 86.3%
Basic Materials - 1.5%
Air Products and Chemicals, Inc.	1,132	$306,874
Albemarle Corporation	357	20,902
DuPont de Nemours, Inc.	1,566	103,340
Ecolab, Inc.	1,509	379,408
Freeport-McMoRan, Inc.	5,488	197,733
Linde PLC	2,378	1,077,781
LyondellBasell Industries NV - Class A	1,141	66,418
Mosaic Company	5,613	170,635
Newmont Corporation	2,667	140,498
Nucor Corporation	951	113,521
PPG Industries, Inc.	849	92,422
Sherwin-Williams Company	1,243	438,679
Southern Copper Corporation	2,082	186,381
		3,294,592
Communications - 13.0%
Airbnb, Inc. - Class A(a)	1,981	241,524
Alphabet, Inc. - Class A	44,207	7,020,072
Amazon.com, Inc.(a)	36,679	6,764,341
Arista Networks, Inc.(a)	4,720	388,314
AT&T, Inc.	28,175	780,447
Booking Holdings, Inc.	98	499,729
CDW Corporation	407	65,348
Cisco Systems, Inc.	17,068	985,336
Comcast Corporation - Class A	22,715	776,853
Corning, Inc.	2,916	129,412
eBay, Inc.	1,774	120,916
MercadoLibre, Inc.(a)	31	72,256
Meta Platforms, Inc. - Class A	8,916	4,894,884
Motorola Solutions, Inc.	617	271,721
Netflix, Inc.(a)	1,745	1,974,851
Palo Alto Networks, Inc.(a)	2,372	443,398
T-Mobile US, Inc.	1,823	450,190
Trade Desk, Inc. - Class A(a)	1,844	98,894
Uber Technologies, Inc.(a)	6,107	494,728
VeriSign, Inc.(a)	327	92,253
Verizon Communications, Inc.	17,306	762,502
Walt Disney Company	7,365	669,847
Warner Bros Discovery, Inc.(a)	8,325	72,178
		28,069,994
Consumer, Cyclical - 7.3%
Aptiv PLC(a)	934	53,294
AutoZone, Inc.(a)	59	221,993
Carnival Corporation(a)	4,245	77,853
Casey’s General Stores, Inc.	70	32,381
Chipotle Mexican Grill, Inc.(a)	4,136	208,951
Copart, Inc.(a)	3,728	227,520
Costco Wholesale Corporation	1,790	1,780,155
Cummins, Inc.	426	125,176
D.R. Horton, Inc.	1,261	159,315
Delta Air Lines, Inc.	2,122	88,339
Dollar General Corporation	1,343	125,826

	Shares	Value
Fastenal Company	2,001	$162,021
Ferguson Enterprises, Inc.	673	114,181
Ford Motor Company	15,284	152,993
General Motors Company	5,166	233,710
Genuine Parts Company	407	47,843
Hilton Worldwide Holdings, Inc.	954	215,108
Home Depot, Inc.	4,245	1,530,280
Las Vegas Sands Corporation	2,678	98,202
Lennar Corporation - Class A	970	105,352
Live Nation Entertainment, Inc.(a)	700	92,715
Lowe’s Companies, Inc.	2,579	576,561
Marriott International, Inc. - Class A	1,144	272,936
McDonald’s Corporation	2,976	951,278
Mobileye Global, Inc. - Class A(a)	2,663	38,827
NIKE, Inc. - Class B	6,858	386,791
O’Reilly Automotive, Inc.(a)	293	414,654
PACCAR, Inc.	2,877	259,534
Pool Corporation	80	23,451
PulteGroup, Inc.	392	40,211
Ross Stores, Inc.	1,787	248,393
Royal Caribbean Cruises, Ltd.	885	190,195
Southwest Airlines Company	1,817	50,803
Starbucks Corporation	4,670	373,834
Target Corporation	1,754	169,612
Tesla, Inc.(a)	11,061	3,120,972
TJX Company, Inc.	4,812	619,208
Tractor Supply Company	3,403	172,260
Ulta Beauty, Inc.(a)	110	43,520
United Airlines Holdings, Inc.(a)	961	66,136
W.W. Grainger, Inc.	114	116,771
Walmart, Inc.	17,286	1,681,063
Yum! Brands, Inc.	1,015	152,697
		15,822,915
Consumer, Non-cyclical- 14.8%
Abbott Laboratories	7,190	940,092
AbbVie, Inc.	7,190	1,402,769
Agilent Technologies, Inc.	1,537	165,381
Align Technology, Inc.(a)	283	49,044
Altria Group, Inc.	6,809	402,752
Amgen, Inc.	2,107	612,968
Automatic Data Processing, Inc.	1,717	516,130
Avery Dennison Corporation	345	59,033
Baxter International, Inc.	1,702	53,051
Becton Dickinson & Company	1,273	263,626
Biogen, Inc.(a)	568	68,773
Booz Allen Hamilton Holding Corporation	376	45,127
Boston Scientific Corporation(a)	6,953	715,255
Bristol-Myers Squibb Company	8,812	442,362
Cardinal Health, Inc.	854	120,662
Cencora, Inc.	700	204,869
Centene Corporation(a)	2,928	175,241
Church & Dwight Company, Inc.	849	84,340

The accompanying notes are an integral part of these financial statements.

11

Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer, Non-cyclical - (Continued)
Cigna Group	1,201	$408,388
Cintas Corporation	1,443	305,454
Clorox Company	366	52,082
Coca-Cola Company	27,945	2,027,410
Colgate-Palmolive Company	3,148	290,214
Corpay, Inc.(a)	164	53,361
Corteva, Inc.	2,652	164,397
CVS Health Corporation	5,198	346,759
Danaher Corporation	2,654	529,022
Dexcom, Inc.(a)	2,352	167,886
Edwards Lifesciences Corporation(a)	3,147	237,567
Elevance Health, Inc.	1,111	467,264
Eli Lilly & Company	3,266	2,935,971
Equifax, Inc.	376	97,809
GE HealthCare Technologies, Inc.	1,529	107,534
General Mills, Inc.	2,141	121,480
Gilead Sciences, Inc.	5,190	552,943
Global Payments, Inc.	901	68,755
GRAIL, Inc.(a)	77	2,656
HCA Healthcare, Inc.	1,259	434,456
Hershey Company	1,152	192,603
Hormel Foods Corporation	1,788	53,461
Humana, Inc.	583	152,886
IDEXX Laboratories, Inc.(a)	310	134,121
Illumina, Inc.(a)	566	43,922
Intuitive Surgical, Inc.(a)	1,462	754,100
IQVIA Holdings, Inc.(a)	688	106,688
Johnson & Johnson	10,046	1,570,290
Kellanova	1,141	94,441
Kenvue, Inc.	11,861	279,920
Keurig Dr Pepper, Inc.	3,402	117,675
Kimberly-Clark Corporation	1,238	163,144
Kraft Heinz Company	4,661	135,635
Kroger Company	2,414	174,315
McCormick & Company, Inc.	886	67,921
McKesson Corporation	629	448,345
Medtronic PLC	5,419	459,314
Merck & Company, Inc.	11,366	968,383
Moderna, Inc.(a)	1,429	40,784
Molina Healthcare, Inc.(a)	126	41,203
Mondelez International, Inc. - Class A	5,514	375,669
Monster Beverage Corporation(a)	6,186	371,902
Moody’s Corporation	666	301,778
PayPal Holdings, Inc.(a)	4,245	279,491
Pfizer, Inc.	25,848	630,950
Philip Morris International, Inc.	6,299	1,079,397
Procter & Gamble Company	9,655	1,569,613
Quanta Services, Inc.	433	126,735
Regeneron Pharmaceuticals, Inc.	388	232,319
ResMed, Inc.	424	100,314
S&P Global, Inc.	1,279	639,564
Solventum Corporation(a)	456	30,151

	Shares	Value
STERIS PLC	318	$71,467
Stryker Corporation	1,416	529,471
Sysco Corporation	1,754	125,236
Thermo Fisher Scientific, Inc.	1,522	652,938
Tyson Foods, Inc. - Class A	1,148	70,303
United Rentals, Inc.	155	97,875
UnitedHealth Group, Inc.	4,197	1,726,814
Verisk Analytics, Inc.	872	258,487
Vertex Pharmaceuticals, Inc.(a)	978	498,291
West Pharmaceutical Services, Inc.	378	79,868
WK Kellogg Company	285	5,110
Zimmer Biomet Holdings, Inc.	666	68,631
Zoetis, Inc.	1,856	290,278
		31,904,686
Energy - 2.6%
Baker Hughes Company	3,842	136,007
ConocoPhillips	5,708	508,697
Coterra Energy, Inc.	2,593	63,684
Devon Energy Corporation	2,292	69,700
EOG Resources, Inc.	2,832	312,455
Exxon Mobil Corporation	25,558	2,699,691
Hess Corporation	1,180	152,279
Kinder Morgan, Inc.	8,571	225,417
Marathon Petroleum Corporation	2,069	284,301
Occidental Petroleum Corporation	3,119	122,920
ONEOK, Inc.	1,523	125,130
Phillips 66	1,723	179,295
Schlumberger NV	7,821	260,048
Targa Resources Corporation	690	117,921
Valero Energy Corporation	1,295	150,337
Williams Companies, Inc.	4,633	271,355
		5,679,237
Financial - 13.3%
Aflac, Inc.	2,961	321,802
Alexandria Real Estate Equities, Inc.	568	41,271
Allstate Corporation	898	178,154
American Express Company	2,346	624,998
American Homes 4 Rent - Class A	1,789	66,891
American International Group, Inc.	3,770	307,330
American Tower Corporation	2,145	483,504
Ameriprise Financial, Inc.	337	158,734
Aon PLC - Class A	899	318,956
Apollo Global Management, Inc.	998	136,207
Arch Capital Group, Ltd.	1,249	113,259
Arthur J. Gallagher & Company	954	305,938
AvalonBay Communities, Inc.	600	125,988
Bank of America Corporation	28,733	1,145,872
Bank of New York Mellon Corporation	2,830	227,560
Berkshire Hathaway, Inc. - Class B(a)	7,358	3,923,654
Blackrock, Inc.	603	551,299
Blackstone, Inc.	4,584	603,759
Brown & Brown, Inc.	921	101,863
Capital One Financial Corporation	1,428	257,411

The accompanying notes are an integral part of these financial statements.

12

Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - (Continued)
CBRE Group, Inc. - Class A(a)	996	$121,691
Charles Schwab Corporation	6,083	495,156
Chubb, Ltd.	1,705	487,766
Citigroup, Inc.	7,418	507,243
CME Group, Inc.	1,294	358,542
CoStar Group, Inc.(a)	1,464	108,585
Crown Castle, Inc.	2,628	277,937
Digital Realty Trust, Inc.	1,169	187,671
Discover Financial Services	851	155,452
Equinix, Inc.	408	351,186
Equity Residential	1,763	123,868
Extra Space Storage, Inc.	664	97,289
Fifth Third Bancorp	2,144	77,055
First Citizens BancShares, Inc. - Class A	33	58,712
Goldman Sachs Group, Inc.	1,268	694,293
Hartford Insurance Group, Inc.	971	119,113
Intercontinental Exchange, Inc.	2,293	385,155
Invitation Homes, Inc.	3,184	108,861
Iron Mountain, Inc.	933	83,662
JPMorgan Chase & Company	11,907	2,912,690
M&T Bank Corporation	567	96,254
Markel Group, Inc.(a)	29	52,739
Marsh & McLennan Companies, Inc.	2,032	458,155
Mastercard, Inc. - Class A	3,447	1,889,163
MetLife, Inc.	3,487	262,815
Millrose Properties, Inc.(a)	474	11,869
Morgan Stanley	5,244	605,263
Nasdaq, Inc.	1,704	129,862
NU Holdings, Ltd. - Class A(a)	17,281	214,803
PNC Financial Services Group, Inc.	1,492	239,749
Principal Financial Group, Inc.	711	52,721
Progressive Corporation	2,705	762,107
Prologis, Inc.	3,725	380,695
Prudential Financial, Inc.	1,239	127,258
Public Storage	957	287,512
Realty Income Corporation	2,692	155,759
SBA Communications Corporation	338	82,269
Simon Property Group, Inc.	1,215	191,217
State Street Corporation	1,001	88,188
T Rowe Price Group, Inc.	695	61,542
Travelers Companies, Inc.	871	230,057
Truist Financial Corporation	5,153	197,566
US Bancorp	5,993	241,758
VICI Properties, Inc.	3,518	112,646
Visa, Inc. - Class A	6,871	2,373,931
Wells Fargo & Company	15,165	1,076,867
Welltower, Inc.	3,114	475,165
Weyerhaeuser Company	2,423	62,780
Willis Towers Watson PLC	331	101,882
		28,728,969

	Shares	Value
Industrial - 5.8%
3M Company	2,088	$290,044
Amcor PLC	7,182	66,074
AMETEK, Inc.	731	123,963
Amphenol Corporation - Class A	4,598	353,816
Ball Corporation	1,241	64,458
Carrier Global Corporation	3,194	199,753
Caterpillar, Inc.	2,076	642,045
CSX Corporation	3,695	103,719
Deere & Company	1,004	465,414
Dover Corporation	401	68,431
Eaton Corporation PLC	1,698	499,840
Emerson Electric Company	2,112	221,992
Fortive Corporation	1,196	83,349
Garmin, Ltd.	617	115,299
GE Vernova, Inc.	1,030	381,945
General Dynamics Corporation	1,204	327,632
General Electric Company	6,292	1,268,090
Graco, Inc.	437	35,664
HEICO Corporation	367	92,029
Honeywell International, Inc.	2,668	561,614
Howmet Aerospace, Inc.	1,297	179,738
Illinois Tool Works, Inc.	1,465	351,468
Ingersoll Rand, Inc.	1,421	107,186
JB Hunt Transport Services, Inc.	320	41,786
Johnson Controls International PLC	2,586	216,965
Keysight Technologies, Inc.(a)	594	86,368
L3Harris Technologies, Inc.	629	138,393
Lincoln Electric Holdings, Inc.	109	19,206
Lockheed Martin Corporation	900	429,975
Martin Marietta Materials, Inc.	143	74,929
Mettler-Toledo International, Inc.(a)	63	67,446
Norfolk Southern Corporation	364	81,554
Northrop Grumman Corporation	661	321,576
Old Dominion Freight Line, Inc.	309	47,363
Otis Worldwide Corporation	2,405	231,529
Owens Corning	285	41,442
Packaging Corporation of America	395	73,316
Parker-Hannifin Corporation	419	253,520
Republic Services, Inc.	1,182	296,386
Rockwell Automation, Inc.	365	90,403
RTX Corporation	6,008	757,789
TE Connectivity PLC	1,192	174,485
Teledyne Technologies, Inc.(a)	101	47,069
Trane Technologies PLC	870	333,480
TransDigm Group, Inc.	136	192,177
Union Pacific Corporation	2,426	523,191
United Parcel Service, Inc. - Class B	5,539	527,867
Veralto Corporation	884	84,776
Vulcan Materials Company	407	106,768
Waste Management, Inc.	1,843	430,082
Westinghouse Air Brake Technologies Corporation	590	108,997

The accompanying notes are an integral part of these financial statements.

13

Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial - (Continued)
Xylem, Inc.	849	$102,364
		12,504,765
Technology - 26.1%(b)
Accenture PLC - Class A	2,593	775,696
Adobe, Inc.(a)	2,038	764,209
Advanced Micro Devices, Inc.(a)	7,382	718,638
Analog Devices, Inc.	2,045	398,611
ANSYS, Inc.(a)	299	96,242
Apple, Inc.	59,012	12,540,050
Applied Materials, Inc.	3,784	570,287
Autodesk, Inc.(a)	851	233,387
Broadcom, Inc.	21,410	4,120,783
Broadridge Financial Solutions, Inc.	849	205,798
Cadence Design Systems, Inc.(a)	996	296,549
Cognizant Technology Solutions Corporation - Class A	1,778	130,807
Crowdstrike Holdings, Inc. - Class A(a)	651	279,194
Datadog, Inc. - Class A(a)	876	89,492
Dell Technologies, Inc. - Class C	2,832	259,864
Electronic Arts, Inc.	937	135,949
Fair Isaac Corporation(a)	55	109,432
Fidelity National Information Services, Inc.	2,049	161,625
Fiserv, Inc.(a)	2,324	428,941
Fortinet, Inc.(a)	3,119	323,627
Gartner, Inc.(a)	286	120,429
Hewlett Packard Enterprise Company	4,368	70,849
HP, Inc.	3,448	88,165
Intel Corporation	19,669	395,347
International Business Machines Corporation	3,736	903,440
Intuit, Inc.	1,160	727,865
KLA Corporation	1,329	933,875
Micron Technology, Inc.	4,301	330,962
Microsoft Corporation	30,009	11,861,357
Monolithic Power Systems, Inc.	112	66,427
MSCI, Inc.	298	162,443
NVIDIA Corporation	111,690	12,165,275
NXP Semiconductors NV	956	176,200
Oracle Corporation	6,105	859,096
Palantir Technologies, Inc. - Class A(a)	5,488	649,999
Paychex, Inc.	2,079	305,863
QUALCOMM, Inc.	4,563	677,423
Roper Technologies, Inc.	367	205,549
Salesforce, Inc.	4,077	1,095,531
ServiceNow, Inc.(a)	857	818,444
Snowflake, Inc. - Class A(a)	721	114,992
Synopsys, Inc.(a)	589	270,357
Take-Two Interactive Software, Inc.(a)	586	136,726
Texas Instruments, Inc.	3,747	599,707
		56,375,502

	Shares	Value
Utilities - 1.9%
Ameren Corporation	870	$86,339
American Electric Power Company, Inc.	2,874	311,369
American Water Works Company, Inc.	640	94,086
Consolidated Edison, Inc.	2,114	238,354
Constellation Energy Corporation	1,212	270,809
Dominion Energy, Inc.	4,813	261,731
DTE Energy Company	650	89,050
Duke Energy Corporation	2,908	354,834
Edison International	1,248	66,780
Entergy Corporation	1,314	109,285
Eversource Energy	1,159	68,937
Exelon Corporation	5,487	257,340
FirstEnergy Corporation	1,835	78,685
NextEra Energy, Inc.	8,253	551,961
PG&E Corporation	12,492	206,368
PPL Corporation	2,365	86,323
Public Service Enterprise Group, Inc.	1,733	138,519
Sempra	3,396	252,221
Southern Company	4,089	375,738
WEC Energy Group, Inc.	1,003	109,849
Xcel Energy, Inc.	1,981	140,057
		4,148,635
TOTAL COMMON STOCKS (Cost $162,045,428)		186,529,295
EXCHANGE TRADED FUNDS - 2.8%
Large Cap Core Equity - 2.8%
BNY Mellon US Large Cap Core Equity ETF	57,414	6,074,401
TOTAL EXCHANGE TRADED FUNDS (Cost $5,905,382)		6,074,401
	Par
SHORT-TERM INVESTMENTS - 10.9%
Equity-Linked Notes - 10.1%
Citigroup Global Markets Holdings Inc., ELN, (linked to S&P 500 Index), 37.74%, 05/22/2025(c)	$7,000,000	6,881,821
Nomura Securities International Inc, ELN, (linked to S&P 500 Index), 15.10%, 05/30/2025(c)	7,500,000	7,562,841
RBC Capital Markets, LLC, ELN, (linked to S&P 500 Index), 15.41%, 05/15/2025(c)	7,200,000	7,385,569
		21,830,231

The accompanying notes are an integral part of these financial statements.

14

Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 4.24%(d)	1,634,656	$1,634,656
TOTAL SHORT-TERM INVESTMENTS (Cost $23,334,656)		23,464,887
TOTAL INVESTMENTS - 100.0% (Cost $191,285,466)		$216,068,583
Other Assets in Excess of Liabilities - 0.0%(e)		22,704
TOTAL NET ASSETS - 100.0%		$216,091,287

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $21,830,231 or 10.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

15

Aptus Large Cap Upside ETF
Schedule of Investments
April 30, 2025

	Shares	Value
COMMON STOCKS - 96.4%
Basic Materials - 1.4%
Linde PLC	779	$353,066
Sherwin-Williams Company	738	260,455
		613,521
Communications - 12.0%
Airbnb, Inc. - Class A(a)	1,784	217,505
Alphabet, Inc. - Class A	2,002	317,917
Alphabet, Inc. - Class C	1,921	309,070
Amazon.com, Inc.(a)	4,735	873,229
AT&T, Inc.	14,574	403,700
Cisco Systems, Inc.	4,683	270,349
Expedia Group, Inc.	1,825	286,397
MercadoLibre, Inc.(a)	169	393,914
Meta Platforms, Inc. - Class A	612	335,988
Motorola Solutions, Inc.	1,248	549,607
Netflix, Inc.(a)	401	453,820
Palo Alto Networks, Inc.(a)	1,395	260,767
Spotify Technology SA(a)	807	495,482
		5,167,745
Consumer, Cyclical - 7.7%
Chipotle Mexican Grill, Inc.(a)	6,823	344,698
Costco Wholesale Corporation	396	393,822
Fastenal Company	3,290	266,391
Home Depot, Inc.	695	250,541
TJX Company, Inc.	3,459	445,104
Tractor Supply Company	5,368	271,728
Ulta Beauty, Inc.(a)	552	218,393
W.W. Grainger, Inc.	308	315,488
Walmart, Inc.	5,413	526,414
Warner Music Group Corporation - Class A	8,717	265,433
		3,298,012
Consumer, Non-cyclical - 25.1%(b)
AbbVie, Inc.	2,630	513,113
Altria Group, Inc.	4,088	241,805
Automatic Data Processing, Inc.	1,597	480,058
Cencora, Inc.	2,235	654,118
Church & Dwight Company, Inc.	3,142	312,126
Cintas Corporation	1,908	403,885
Clorox Company	2,409	342,801
Coca-Cola Company	8,154	591,573
Colgate-Palmolive Company	6,421	591,952
Elevance Health, Inc.	470	197,673
Eli Lilly & Company	364	327,218
Hershey Company	2,297	384,035
Johnson & Johnson	2,324	363,264
Kellanova	6,432	532,377
Kimberly-Clark Corporation	4,160	548,205
McKesson Corporation	405	288,680
Merck & Company, Inc.	4,165	354,858
Monster Beverage Corporation(a)	4,737	284,788

	Shares	Value
Moody’s Corporation	486	$220,216
PepsiCo, Inc.	3,004	407,282
Philip Morris International, Inc.	2,071	354,887
Procter & Gamble Company	2,435	395,858
Rollins, Inc.	6,777	387,170
Sysco Corporation	5,641	402,767
UnitedHealth Group, Inc.	720	296,237
Verisk Analytics, Inc.	1,979	586,635
Vertex Pharmaceuticals, Inc.(a)	639	325,571
		10,789,152
Energy - 6.1%
Cheniere Energy, Inc.	2,676	618,450
Diamondback Energy, Inc.	1,328	175,309
Exxon Mobil Corporation	2,459	259,744
Marathon Petroleum Corporation	2,901	398,626
ONEOK, Inc.	3,441	282,713
Phillips 66	2,469	256,924
Targa Resources Corporation	1,454	248,489
Williams Companies, Inc.	6,501	380,764
		2,621,019
Financial - 16.3%
American Express Company	1,028	273,870
Ameriprise Financial, Inc.	571	268,952
Arch Capital Group, Ltd.	3,730	338,236
Arthur J. Gallagher & Company	1,103	353,721
Cboe Global Markets, Inc.	2,244	497,719
Chubb, Ltd.	1,471	420,824
CME Group, Inc.	1,905	527,837
Hartford Insurance Group, Inc.	3,304	405,302
Interactive Brokers Group, Inc. - Class A	1,912	328,577
Iron Mountain, Inc.	4,314	386,836
Marsh & McLennan Companies, Inc.	1,924	433,804
Mastercard, Inc. - Class A	761	417,074
Progressive Corporation	2,078	585,456
Simon Property Group, Inc.	1,345	211,676
Travelers Companies, Inc.	1,368	361,330
Visa, Inc. - Class A	1,119	386,615
W R Berkley Corporation	7,194	515,738
Welltower, Inc.	1,954	298,161
		7,011,728
Industrial - 7.7%
Garmin, Ltd.	2,169	405,321
General Dynamics Corporation	1,020	277,562
Honeywell International, Inc.	1,224	257,652
Illinois Tool Works, Inc.	963	231,033
Lockheed Martin Corporation	1,234	589,544
Republic Services, Inc.	1,961	491,721
Trane Technologies PLC	880	337,313
Waste Management, Inc.	1,954	455,985
Westinghouse Air Brake Technologies Corporation	1,522	281,174
		3,327,305

The accompanying notes are an integral part of these financial statements.

16

Aptus Large Cap Upside ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 19.5%
Apple, Inc.	8,907	$1,892,737
Broadridge Financial Solutions, Inc.	1,307	316,817
Datadog, Inc. - Class A(a)	2,591	264,697
Fiserv, Inc.(a)	1,930	356,220
Fortinet, Inc.(a)	2,598	269,568
Leidos Holdings, Inc.	2,556	376,192
Microsoft Corporation	4,811	1,901,596
NetApp, Inc.	1,994	178,962
NVIDIA Corporation	15,842	1,725,511
Oracle Corporation	1,834	258,080
Paychex, Inc.	2,482	365,152
ServiceNow, Inc.(a)	501	478,460
		8,383,992
Utilities - 0.6%
Entergy Corporation	3,077	255,914
TOTAL COMMON STOCKS (Cost $42,396,750)		41,468,388
	Par
SHORT-TERM INVESTMENTS - 8.8%
U.S. Treasury Bills - 8.8%
4.22%, 07/17/2025(c)	$3,800,000	3,766,030
TOTAL SHORT-TERM INVESTMENTS (Cost $3,766,210)		3,766,030
TOTAL INVESTMENTS - 105.2% (Cost $46,162,960)		$45,234,418
Liabilities in Excess of Other Assets - (5.2)%		(2,227,055)
TOTAL NET ASSETS - 100.0%		$43,007,363

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown is the annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

Aptus Large Cap Upside ETF
Schedule of Total Return Swap Contracts
April 30, 2025(Continued)

Reference Entity	Counter party	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
RCXTSOA6(a)	Goldman Sachs	Receive	EFFR	Termination	01/26/2026	$28,940,495	$(1,901,231)
RCXTSOA6(a)	Goldman Sachs	Receive	EFFR	Termination	09/08/2026	13,805,030	(812,944)
Net Unrealized Appreciation (Depreciation)							$(2,714,175)

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
EFFR - Effective Federal Funds Rate was 4.33% as of April 30, 2025.
(a)
The Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The Index generally is made up of S&P Index options and futures. As of April 30, 2025, the components of the Index are provided on the next page.

The accompanying notes are an integral part of these financial statements.

18

Aptus Large Cap Upside ETF
Schedule of Total Return Swap Contracts
April 30, 2025(Continued)
The underlying components of the index as of April 30, 2025 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts:
S&P 500 Weekly P5195 Index	05/01/2025	(54.08)	(8)	0.00%
S&P 500 Weekly P5240 Index	05/01/2025	(74.02)	(12)	0.00%
S&P 500 Weekly P5280 Index	05/01/2025	(113.31)	(29)	0.00%
S&P 500 Weekly P5410 Index	05/01/2025	(590.43)	(1,477)	0.00%
S&P 500 Weekly P5420 Index	05/01/2025	(208.11)	(631)	0.00%
S&P 500 Weekly P5630 Index	05/01/2025	(45.43)	(3,233)	−0.01%
S&P 500 Weekly P5210 Index	05/02/2025	(53.06)	(23)	0.00%
S&P 500 Weekly P5250 Index	05/02/2025	(73.52)	(53)	0.00%
S&P 500 Weekly P5360 Index	05/02/2025	(206.94)	(940)	0.00%
S&P 500 Weekly P5385 Index	05/02/2025	(113.28)	(741)	0.00%
S&P 500 Weekly P5670 Index	05/02/2025	(45.38)	(5,065)	−0.01%
S&P 500 Weekly P5220 Index	05/05/2025	(52.71)	(89)	0.00%
S&P 500 Weekly P5325 Index	05/05/2025	(112.64)	(690)	0.00%
S&P 500 Weekly P5345 Index	05/05/2025	(73.51)	(567)	0.00%
S&P 500 Weekly P5400 Index	05/05/2025	(45.25)	(623)	0.00%
S&P 500 Weekly P5100 Index	05/06/2025	(45.90)	(55)	0.00%
S&P 500 Weekly P5290 Index	05/06/2025	(73.09)	(470)	0.00%
S&P 500 Weekly P5320 Index	05/06/2025	(52.70)	(455)	0.00%
S&P 500 Weekly P5060 Index	05/07/2025	(46.16)	(78)	0.00%
S&P 500 Weekly P5270 Index	05/07/2025	(52.40)	(440)	0.00%
S&P 500 Weekly P4980 Index	05/08/2025	(46.14)	(93)	0.00%
S&P 500 Weekly P5460 Index	05/09/2025	(46.24)	(2,079)	−0.01%
S&P 500 Weekly P5275 Index	05/12/2025	(45.56)	(857)	0.00%
S&P 500 Weekly P5360 Index	05/13/2025	(45.88)	(1,582)	0.00%
S&P 500 Weekly P5410 Index	05/14/2025	(45.69)	(2,173)	−0.01%
S&P 500 Weekly P5400 Index	05/15/2025	(45.80)	(2,269)	−0.01%
S&P 500 Weekly P5275 Index	05/16/2025	(45.85)	(1,460)	0.00%
S&P 500 Weekly P5280 Index	05/19/2025	(46.13)	(1,640)	−0.01%
S&P 500 Weekly P5150 Index	05/20/2025	(46.18)	(1,066)	0.00%
S&P 500 Weekly P5290 Index	05/21/2025	(46.44)	(1,941)	−0.01%
S&P 500 Weekly P5375 Index	05/22/2025	(46.15)	(2,758)	−0.01%
S&P 500 Weekly P5480 Index	05/23/2025	(45.90)	(4,040)	−0.01%
S&P 500 Weekly P5525 Index	05/27/2025	(45.46)	(4,805)	−0.01%
S&P 500 Weekly P5530 Index	05/28/2025	(45.32)	(5,000)	−0.01%
S&P 500 Weekly P5560 Index	05/29/2025	(45.34)	(5,663)	−0.01%
S&P 500 Weekly P5570 Index	05/30/2025	(45.20)	(5,930)	−0.02%
Total Options Contracts			(59,035)	−0.14%
Cash
Cash			42,804,560	100.14%
Total Underlying Positions			$42,745,525	100.00%

The accompanying notes are an integral part of these financial statements.

19

Opus Small Cap Value ETF
Schedule of Investments
April 30, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Basic Materials - 2.7%
Hawkins, Inc.	86,363	$10,517,286
United States Lime & Minerals, Inc.	38,701	3,618,931
		14,136,217
Communications - 1.0%
A10 Networks, Inc.	306,477	5,050,741
Consumer, Cyclical - 11.9%
Boyd Gaming Corporation	98,404	6,803,653
Casey’s General Stores, Inc.	29,002	13,416,035
Copa Holdings SA - Class A	53,782	4,935,036
Gildan Activewear, Inc.	128,471	5,925,082
KB Home	157,229	8,495,083
Murphy USA, Inc.	18,432	9,189,642
Texas Roadhouse, Inc.	78,377	13,007,447
		61,771,978
Consumer, Non-cyclical - 10.7%
Chemed Corporation	22,004	12,795,546
Encompass Health Corporation	103,274	12,082,025
Ensign Group, Inc.	104,575	13,489,129
Hackett Group, Inc.	255,763	6,532,187
LeMaitre Vascular, Inc.	55,521	5,037,976
Service Corporation International	72,274	5,774,693
		55,711,556
Energy - 7.5%
Chord Energy Corporation	65,044	5,868,920
Helmerich & Payne, Inc.	95,806	1,809,775
Kimbell Royalty Partners LP	157,981	1,895,772
Northern Oil & Gas, Inc.	271,543	6,598,495
Range Resources Corporation	179,295	6,083,480
Sitio Royalties Corporation - Class A	261,021	4,426,916
Viper Energy, Inc.	307,937	12,419,099
		39,102,457
Financial - 36.7%(a)
Agree Realty Corporation	74,930	5,815,317
American Healthcare REIT, Inc.	267,046	8,620,245
American Homes 4 Rent - Class A	140,930	5,269,373
Compass Diversified Holdings	384,272	6,605,636
EastGroup Properties, Inc.	45,100	7,370,242
Enterprise Financial Services Corporation	190,447	9,907,053
Essential Properties Realty Trust, Inc.	272,931	8,780,190
FirstService Corporation	30,550	5,362,441
Four Corners Property Trust, Inc.	143,265	4,004,257
German American Bancorp, Inc.	220,630	8,364,083
Hanover Insurance Group, Inc.	72,302	12,009,362
Hingham Institution For Savings	20,304	5,067,066
Home BancShares, Inc.	310,961	8,629,168
Houlihan Lokey, Inc.	53,810	8,721,525
Kemper Corporation	93,482	5,526,656
Ladder Capital Corporation	540,282	5,640,544
Lakeland Financial Corporation	125,686	6,996,940

	Shares	Value
National Storage Affiliates Trust	102,710	$3,820,812
Pathward Financial, Inc.	116,853	9,274,623
Primerica, Inc.	42,015	11,010,871
Seacoast Banking Corporation of Florida	360,233	8,541,124
Stock Yards Bancorp, Inc.	153,587	11,179,598
Terreno Realty Corporation	88,244	4,970,785
Victory Capital Holdings, Inc. - Class A	93,812	5,374,489
West BanCorp, Inc.	330,909	6,421,289
Wintrust Financial Corporation	71,302	7,926,643
		191,210,332
Industrial - 19.3%
AptarGroup, Inc.	51,627	7,741,469
Arcosa, Inc.	107,180	8,581,903
Comfort Systems USA, Inc.	30,107	11,969,038
Curtiss-Wright Corporation	31,694	10,930,944
Flowserve Corporation	143,887	6,508,009
Franklin Electric Company, Inc.	39,540	3,359,318
Graco, Inc.	83,809	6,839,652
Graphic Packaging Holding Company	235,564	5,962,125
Kadant, Inc.	33,675	9,934,125
nVent Electric PLC	84,128	4,619,468
Owens Corning	61,563	8,951,876
Primoris Services Corporation	113,714	6,819,429
UFP Industries, Inc.	84,030	8,306,365
		100,523,721
Technology - 2.6%
Amdocs, Ltd.	51,195	4,534,853
Climb Global Solutions, Inc.	23,036	2,427,994
Sapiens International Corporation NV	230,177	6,304,548
		13,267,395
Utilities - 4.5%
California Water Service Group	146,369	7,413,590
National Fuel Gas Company	108,277	8,313,508
New Jersey Resources Corporation	162,388	7,947,269
		23,674,367
TOTAL COMMON STOCKS (Cost $486,422,595)		504,448,764
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American Treasury Obligations Fund - Class X, 4.24%(b)	16,067,402	16,067,402
TOTAL SHORT-TERM INVESTMENTS (Cost $16,067,402)		16,067,402
TOTAL INVESTMENTS - 100.0% (Cost $502,489,997)		$520,516,166
Liabilities in Excess of Other Assets - (0.0)%(c)		(101,891)
TOTAL NET ASSETS - 100.0%		$520,414,275

The accompanying notes are an integral part of these financial statements.

20

Opus Small Cap Value ETF
Schedule of Investments
April 30, 2025(Continued)
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

21

APTUS ETFs
Statements of Assets and Liabilities
April 30, 2025

	Aptus Collared Investment Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF	Aptus International Enhanced Yield ETF
ASSETS:
Investments in unaffiliated securities, at value	$1,754,270,275	$375,851,245	$222,415,874	$304,410,086	$282,632,105
Investments in affiliated securities, at value	—	781,860,854	—	—	—
Deposit at broker for option contracts	4,679,188	15,367,707	432,210	—	—
Cash collateral for written options	185,589	—	—	—	—
Receivable for fund shares sold	1,925,615	2,055,727	—	566,728	—
Dividends receivable	738,512	—	97,619	—	—
Receivable for investments sold	77,719	—	—	10,640,074	9,672,161
Interest receivable	37,021	135,617	5,363	2,596,755	391,794
Dividend tax reclaims receivable	18,356	—	2,443	—	—
Total assets	1,761,932,275	1,175,271,150	222,953,509	318,213,643	292,696,060
LIABILITIES:
Written option contracts, at value	8,496,400	4,343,750	347,750	—	—
Payable for investments purchased	1,955,424	1,942,931	—	10,900,000	10,000,000
Payable to adviser	1,087,786	647,614	141,947	147,936	85,577
Total liabilities	11,539,610	6,934,295	489,697	11,047,936	10,085,577
NET ASSETS	$ 1,750,392,665	$1,168,336,855	$222,463,812	$307,165,707	$282,610,483
NET ASSETS CONSISTS OF:
Paid-in capital	$1,625,189,389	$1,253,403,886	$293,711,862	$345,117,352	$307,153,606
Total distributable earnings/(accumulated losses)	125,203,276	(85,067,031)	(71,248,050)	(37,951,645)	(24,543,123)
Total net assets	$ 1,750,392,665	$1,168,336,855	$222,463,812	$307,165,707	$282,610,483
Net assets	$1,750,392,665	$1,168,336,855	$222,463,812	$307,165,707	$282,610,483
Shares issued and outstanding(a)	45,450,000	42,625,000	5,066,755	13,550,000	13,300,000
Net asset value per share	$38.51	$27.41	$43.91	$22.67	$21.25
COST:
Investments in unaffiliated securities, at cost	$1,483,643,765	$366,947,374	$189,075,956	$304,042,949	$257,085,252
Investments in affiliated securities, at cost	$—	$774,373,343	$—	$—	$—
PROCEEDS:
Written options premium received	$7,235,908	$3,129,955	$579,069	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

22

APTUS ETFs
Statements of Assets and Liabilities
April 30, 2025(Continued)

	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
ASSETS:
Investments, at value	$216,068,583	$45,234,418	$520,516,166
Cash	—	487,789	—
Receivable for investments sold	7,290,421	197,921	—
Interest receivable	190,744	—	51,805
Dividends receivable	104,155	25,310	132,469
Dividend tax reclaims receivable	2,680	173	8,445
Receivable for fund shares sold	—	—	857,355
Total assets	223,656,583	45,945,611	521,566,240
LIABILITIES:
Payable for investments purchased	7,500,000	197,677	828,336
Payable to adviser	65,296	26,396	323,629
Payable for swap contracts	—	2,714,175	—
Total liabilities	7,565,296	2,938,248	1,151,965
NET ASSETS	$ 216,091,287	$43,007,363	$520,414,275
NET ASSETS CONSISTS OF:
Paid-in capital	$198,969,617	$46,808,938	$533,449,176
Total distributable earnings/(accumulated losses)	17,121,670	(3,801,575)	(13,034,901)
Total net assets	$ 216,091,287	$43,007,363	$520,414,275
Net assets	$216,091,287	$43,007,363	$520,414,275
Shares issued and outstanding(a)	7,075,000	1,900,000	15,175,000
Net asset value per share	$30.54	$22.64	$34.29
COST:
Investments, at cost	$191,285,466	$46,162,960	$502,489,997

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

23

APTUS ETFs
Statements of Operations
For the Year Ended April 30, 2025

	Aptus Collared Investment Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF	Aptus International Enhanced Yield ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$17,065,355	$15,314,902	$2,558,811	$—	$5,260,136
Dividend income from affiliated securities	—	22,731,215	—	—	—
Interest income	382,712	1,610,160	64,527	26,779,789	8,114,490
Total investment income	17,448,067	39,656,277	2,623,338	26,779,789	13,374,626
EXPENSES:
Investment advisory fee	11,035,338	6,041,928	1,645,279	1,897,141	843,572
Total expenses	11,035,338	6,041,928	1,645,279	1,897,141	843,572
NET INVESTMENT INCOME	6,412,729	33,614,349	978,059	24,882,648	12,531,054
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(19,235,487)	25,109,833	(6,439,517)	(13,303,001)	(10,013,825)
Investments in affiliated securities	—	(1,468,663)	—	—	—
In-kind redemptions in unaffiliated securities	17,367,784	191,321	20,502,662	—	1,195,432
In-kind redemptions in affiliated securities	—	589,589	—	—	—
Written option contracts expired or closed	(38,493,943)	(28,307,861)	(5,541,466)	—	—
Reimbursement of trade loss by Adviser (See Note 4)	—	—	1,061,593	—	—
Net realized gain (loss)	(40,361,646)	(3,885,781)	9,583,272	(13,303,001)	(8,818,393)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	119,839,830	17,321,428	2,815,224	5,127,269	17,021,657
Investments in affiliated securities	—	11,436,065	—	—	—
Written option contracts	(1,140,254)	(1,213,795)	195,118	—	—
Net change in unrealized appreciation (depreciation)	118,699,576	27,543,698	3,010,342	5,127,269	17,021,657
Net realized and unrealized gain (loss)	78,337,930	23,657,917	12,593,614	(8,175,732)	8,203,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,750,659	$57,272,266	$13,571,673	$16,706,916	$20,734,318

The accompanying notes are an integral part of these financial statements.

24

APTUS ETFs
Statements of Operations
For the Year/Period Ended April 30, 2025

	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF(a)	Opus Small Cap Value ETF
INVESTMENT INCOME:
Dividend income	$2,240,623	$171,758	$8,282,142
Less: Dividend withholding taxes	(526)	(10)	(52,763)
Less: Issuance fees	(7)	—	(914)
Interest income	3,913,423	38,694	499,978
Total investment income	6,153,513	210,442	8,728,443
EXPENSES:
Investment advisory fee	775,692	102,763	3,352,379
Total expenses	775,692	102,763	3,352,379
NET INVESTMENT INCOME	5,377,821	107,679	5,376,064
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,904,357)	(181,542)	(16,446,877)
In-kind redemptions	4,704,480	119,278	6,219,883
Net realized gain (loss)	(1,199,877)	(62,264)	(10,226,994)
Net change in unrealized appreciation (depreciation) on:
Investments	13,674,703	(928,542)	34,187
Swap contracts	—	(2,714,175)	—
Net change in unrealized appreciation (depreciation)	13,674,703	(3,642,717)	34,187
Net realized and unrealized gain (loss)	12,474,826	(3,704,981)	(10,192,807)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,852,647	$(3,597,302)	$(4,816,743)

(a)
Inception date of the Fund was November 20, 2024.
The accompanying notes are an integral part of these financial statements.

25

APTUS ETFs
Statements of Changes in Net Assets

	Aptus Collared Investment Opportunity ETF		Aptus Defined Risk ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$6,412,729	$4,265,189	$33,614,349	$16,000,882
Net realized gain (loss)	(40,361,646)	9,186,022	(3,885,781)	(18,619,573)
Net change in unrealized appreciation (depreciation)	118,699,576	72,490,977	27,543,698	1,797,509
Net increase (decrease) in net assets from operations	84,750,659	85,942,188	57,272,266	(821,182)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,346,496)	(4,472,807)	(31,309,685)	(16,700,472)
Total distributions to shareholders	(6,346,496)	(4,472,807)	(31,309,685)	(16,700,472)
CAPITAL TRANSACTIONS:
Subscriptions	853,008,145	300,054,968	659,868,445	178,953,598
Redemptions	(38,077,053)	(111,172,865)	(25,095,585)	(316,730,863)
Net increase (decrease) in net assets from capital transactions	814,931,092	188,882,103	634,772,860	(137,777,265)
NET INCREASE (DECREASE) IN NET ASSETS	893,335,255	270,351,484	660,735,441	(155,298,919)
NET ASSETS:
Beginning of the year	857,057,410	586,705,926	507,601,414	662,900,333
End of the year	$ 1,750,392,665	$857,057,410	$1,168,336,855	$507,601,414
SHARES TRANSACTIONS
Subscriptions	21,875,000	8,750,000	23,725,000	7,000,000
Redemptions	(950,000)	(3,575,000)	(900,000)	(12,950,000)
Total increase (decrease) in shares outstanding	20,925,000	5,175,000	22,825,000	(5,950,000)

The accompanying notes are an integral part of these financial statements.

26

APTUS ETFs
Statements of Changes in Net Assets

	Aptus Drawdown Managed Equity ETF		Aptus Enhanced Yield ETF
	Year Ended April 30,		Year Ended April 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$978,059	$1,266,846	$24,882,648	$32,374,724
Net realized gain (loss)	9,583,272	2,947,814	(13,303,001)	(21,849,026)
Net change in unrealized appreciation (depreciation)	3,010,342	19,506,208	5,127,269	(4,979,680)
Net increase (decrease) in net assets from operations	13,571,673	23,720,868	16,706,916	5,546,018
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(971,140)	(1,371,611)	(24,637,253)	(32,408,776)
Total distributions to shareholders	(971,140)	(1,371,611)	(24,637,253)	(32,408,776)
CAPITAL TRANSACTIONS:
Subscriptions	112,569,063	10,095,248	85,140,620	183,922,805
Redemptions	(59,695,223)	(78,713,240)	(104,971,543)	(184,337,955)
Net increase (decrease) in net assets from capital transactions	52,873,840	(68,617,992)	(19,830,923)	(415,150)
NET INCREASE (DECREASE) IN NET ASSETS	65,474,373	(46,268,735)	(27,761,260)	(27,277,908)
NET ASSETS:
Beginning of the year	156,989,439	203,258,174	334,926,967	362,204,875
End of the year	$222,463,812	$156,989,439	$307,165,707	$334,926,967
SHARES TRANSACTIONS
Subscriptions	2,475,000	275,000	3,675,000	7,575,000
Redemptions	(1,300,000)	(2,175,000)	(4,550,000)	(7,750,000)
Total increase (decrease) in shares outstanding	1,175,000	(1,900,000)	(875,000)	(175,000)

The accompanying notes are an integral part of these financial statements.

27

APTUS ETFs
Statements of Changes in Net Assets

	Aptus International Enhanced Yield ETF		Aptus Large Cap Enhanced Yield ETF
	Year Ended April 30,		Year Ended April 30, 2025	Period Ended April 30, 2024(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$12,531,054	$4,781,702	$5,377,821	$2,561,947
Net realized gain (loss)	(8,818,393)	(1,250,130)	(1,199,877)	(1,436,453)
Net change in unrealized appreciation (depreciation)	17,021,657	2,917,094	13,674,703	11,108,414
Net increase (decrease) in net assets from operations	20,734,318	6,448,666	17,852,647	12,233,908
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,670,825)	(4,192,887)	(5,174,799)	(2,140,999)
Total distributions to shareholders	(11,670,825)	(4,192,887)	(5,174,799)	(2,140,999)
CAPITAL TRANSACTIONS:
Subscriptions	113,881,068	142,364,368	66,540,545	166,468,920
Redemptions	(8,286,220)	(38,774,858)	(18,807,995)	(20,880,940)
Net increase (decrease) in net assets from capital transactions	105,594,848	103,589,510	47,732,550	145,587,980
NET INCREASE (DECREASE) IN NET ASSETS	114,658,341	105,845,289	60,410,398	155,680,889
NET ASSETS:
Beginning of the period	167,952,142	62,106,853	155,680,889	—
End of the period	$ 282,610,483	$167,952,142	$216,091,287	$155,680,889
SHARES TRANSACTIONS
Subscriptions	5,475,000	7,125,000	2,125,000	6,325,000
Redemptions	(400,000)	(2,000,000)	(575,000)	(800,000)
Total increase (decrease) in shares outstanding	5,075,000	5,125,000	1,550,000	5,525,000

(a)	Inception date of the Fund was June 13, 2023.
The accompanying notes are an integral part of these financial statements.

28

APTUS ETFs
Statements of Changes in Net Assets

	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
	Period Ended April 30, 2025(a)	Year Ended April 30,
		2025	2024
OPERATIONS:
Net investment income (loss)	$107,679	$5,376,064	$3,915,077
Net realized gain (loss)	(62,264)	(10,226,994)	9,739,507
Net change in unrealized appreciation (depreciation)	(3,642,717)	34,187	12,112,820
Net increase (decrease) in net assets from operations	(3,597,302)	(4,816,743)	25,767,404
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(89,980)	(5,070,500)	(3,921,020)
Total distributions to shareholders	(89,980)	(5,070,500)	(3,921,020)
CAPITAL TRANSACTIONS:
Subscriptions	47,946,855	257,579,483	98,324,280
Redemptions	(1,252,210)	(22,687,193)	(70,406,415)
Net increase (decrease) in net assets from capital transactions	46,694,645	234,892,290	27,917,865
NET INCREASE (DECREASE) IN NET ASSETS	43,007,363	225,005,047	49,764,249
NET ASSETS:
Beginning of the period	—	295,409,228	245,644,979
End of the period	$ 43,007,363	$520,414,275	$295,409,228
SHARES TRANSACTIONS
Subscriptions	1,950,000	7,050,000	2,925,000
Redemptions	(50,000)	(600,000)	(2,175,000)
Total increase (decrease) in shares outstanding	1,900,000	6,450,000	750,000

(a)	Inception date of the Fund was November 20, 2024.
The accompanying notes are an integral part of these financial statements.

29

Aptus Collared Investment Opportunity ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$34.95	$30.32	$30.02	$29.67	$24.04
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.23	0.26	0.19	0.27
Net realized and unrealized gain (loss) on investments(b)	3.55	4.64	0.47	0.34	5.61
Total from investment operations	3.73	4.87	0.73	0.53	5.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.24)	(0.24)	(0.18)	(0.25)
Net realized gains	—	—	(0.19)	—	—
Total distributions	(0.17)	(0.24)	(0.43)	(0.18)	(0.25)
Net asset value, end of year	$38.51	$34.95	$30.32	$30.02	$29.67
TOTAL RETURN	10.70%	16.10%	2.53%	1.78%	24.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,750,393	$857,057	$586,706	$402,233	$201,742
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	0.46%	0.70%	0.88%	0.60%	0.99%
Portfolio turnover rate(c)	44%	24%	69%	48%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

30

Aptus Defined Risk ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.64	$25.74	$27.01	$29.37	$29.38
INVESTMENT OPERATIONS:
Net investment income(a)(b)	1.06	0.86	0.62	0.23	0.32
Net realized and unrealized gain (loss) on investments(c)	1.65	(0.03)	(1.28)	(1.86)	1.31
Total from investment operations	2.71	0.83	(0.66)	(1.63)	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.94)	(0.93)	(0.61)	(0.20)	(0.33)
Net realized gains	—	—	—	(0.53)	(1.31)
Total distributions	(0.94)	(0.93)	(0.61)	(0.73)	(1.64)
Net asset value, end of year	$27.41	$25.64	$25.74	$27.01	$29.37
TOTAL RETURN	10.62%	3.37%	−2.39%	−5.73%	5.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,168,337	$507,601	$662,900	$903,370	$656,363
Ratio of expenses to average net assets(d)	0.69%	0.69%	0.69%	0.70%(e)	0.70%(e)
Ratio of net investment income (loss) to average net assets(b)(d)	3.84%	3.43%	2.39%	0.79%	1.07%
Portfolio turnover rate(f)	37%	48%	119%	69%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)	Includes broker interest expense of 0.01%.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

31

Aptus Drawdown Managed Equity ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$40.34	$35.09	$38.15	$38.72	$30.23
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.28	0.29	0.11	0.10
Net realized and unrealized gain (loss) on investments(b)	3.57	5.28	(3.06)	(0.58)	8.52
Total from investment operations	3.78	5.56	(2.77)	(0.47)	8.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.31)	(0.29)	(0.10)	(0.12)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.21)	(0.31)	(0.29)	(0.10)	(0.13)
Net asset value, end of year	$43.91	$40.34	$35.09	$38.15	$38.72
TOTAL RETURN	9.34%(c)	15.88%	−7.24%	−1.23%	28.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$222,464	$156,989	$203,258	$364,019	$222,333
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	0.47%	0.75%	0.83%	0.27%	0.29%
Portfolio turnover rate(d)	40%	20%	64%	43%	48%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)
The Fund had a trade error during the year resulting in a loss to the Fund of $1,061,593, which was subsequently reimbursed to the Fund by the Adviser. The total return for the year would have been 8.77% before the reimbursement. See Note 4 in Notes to Financial Statements.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

32

Aptus Enhanced Yield ETF
Financial Highlights

	Year Ended April 30,		Period Ended April 30, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$23.22	$24.81	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.79	1.96	1.26
Net realized and unrealized gain (loss) on investments(c)	(0.57)	(1.61)	(0.52)
Total from investment operations	1.22	0.35	0.74
LESS DISTRIBUTIONS FROM:
Net investment income	(1.77)	(1.94)	(0.93)
Total distributions	(1.77)	(1.94)	(0.93)
Net asset value, end of period	$22.67	$23.22	$24.81
TOTAL RETURN(d)	5.40%	1.44%	2.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$307,166	$334,927	$362,205
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	7.74%	8.11%	10.13%
Portfolio turnover rate(d)(f)	47%	48%	0%(g)

(a)	Inception date of the Fund was October 31, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

33

Aptus International Enhanced Yield ETF
Financial Highlights

	Year Ended April 30,			Period Ended April 30, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$20.42	$20.03	$21.34	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	1.21	0.88	0.50	0.36
Net realized and unrealized gain (loss) on investments(d)	0.77	0.34	(1.31)	(3.68)
Total from investment operations	1.98	1.22	(0.81)	(3.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.15)	(0.83)	(0.50)	(0.34)
Total distributions	(1.15)	(0.83)	(0.50)	(0.34)
Net asset value, end of period	$21.25	$20.42	$20.03	$21.34
TOTAL RETURN(e)	10.01%	6.20%	−3.62%	−13.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$282,610	$167,952	$62,107	$141,909
Ratio of expenses to average net assets(f)(g)	0.39%	0.39%(h)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	5.79%	4.44%	2.52%	1.93%
Portfolio turnover rate(e)(i)	10%	16%	102%	2%

(a)	Inception date of the Fund was July 22, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Effective May 1, 2023, the Adviser lowered its management fee for the Fund from 0.59% to 0.39%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

Aptus Large Cap Enhanced Yield ETF
Financial Highlights

	Year Ended April 30, 2025	Period Ended April 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.18	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.85	0.68
Net realized and unrealized gain (loss) on investments(d)	2.33	2.96
Total from investment operations	3.18	3.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.46)
Total distributions	(0.82)	(0.46)
Net asset value, end of period	$30.54	$28.18
TOTAL RETURN(e)	11.25%	14.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$216,091	$155,681
Ratio of expenses to average net assets(f)(g)	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	2.70%	2.89%
Portfolio turnover rate(e)(h)	18%	13%

(a)	Inception date of the Fund was June 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

Aptus Large Cap Upside ETF
Financial Highlights

Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	(2.39)
Total from investment operations	(2.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$22.64
TOTAL RETURN(d)	−9.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$43,007
Ratio of expenses to average net assets(e)	0.79%
Ratio of net investment income (loss) to average net assets(e)	0.83%
Portfolio turnover rate(d)(f)	14%

(a)	Inception date of the Fund was November 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

36

Opus Small Cap Value ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$33.86	$30.80	$31.37	$33.07	$20.41
INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.53	0.46	0.22	0.21
Net realized and unrealized gain (loss) on investments(b)	0.41	3.07	(0.59)	(1.59)	12.69
Total from investment operations	0.87	3.60	(0.13)	(1.37)	12.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.54)	(0.44)	(0.21)	(0.20)
Net realized gains	—	—	—	(0.12)	—
Return of capital	—	—	—	—	(0.04)
Total distributions	(0.44)	(0.54)	(0.44)	(0.33)	(0.24)
Net asset value, end of year	$34.29	$33.86	$30.80	$31.37	$33.07
TOTAL RETURN	2.53%	11.75%	−0.39%	−4.25%	63.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$520,414	$295,409	$245,645	$187,423	$106,660
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	1.27%	1.64%	1.49%	0.67%	0.77%
Portfolio turnover rate(c)	25%	19%	35%	45%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025
NOTE 1 – ORGANIZATION
Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Opus Small Cap Value ETF are each a diversified series and Aptus Large Cap Upside ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Aptus Collared Investment Opportunity ETF is to seek current income and capital appreciation. The investment objective of Aptus Defined Risk ETF is to seek current income and capital appreciation. The investment objective of Aptus Drawdown Managed Equity ETF is to seek capital appreciation with downside protection. The investment objective of Aptus Enhanced Yield ETF is to seek current income and capital preservation. The investment objective of Aptus International Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Aptus Large Cap Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Aptus Large Cap Upside ETF is to seek to generate returns that surpass those of the S&P 500 Index with the objective of capturing more than 100% of the market during upward trends and less than 100% of the market during downward trends. The investment objective of Opus Small Cap Value ETF is to seek capital appreciation. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Aptus Collared Investment Opportunity ETF	July 9, 2019
Aptus Defined Risk ETF	August 7, 2018
Aptus Drawdown Managed Equity ETF	June 8, 2016
Aptus Enhanced Yield ETF	October 31, 2022
Aptus International Enhanced Yield ETF	July 22, 2021
Aptus Large Cap Enhanced Yield ETF	June 13, 2023
Aptus Large Cap Upside ETF	November 20, 2024
Opus Small Cap Value ETF	July 17, 2018

The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the fiscal year from May 1, 2024 to April 30, 2025 for Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Opus Small Cap Value ETF, and the period from November 20, 2024 to April 30, 2025 for Aptus Large Cap Upside ETF (each, respectively, the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are

38

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
Swap contracts are valued by pricing services using the closing price of the underlying benchmark that the contract is tracking.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotation.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

39

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Aptus Collared Investment Opportunity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,711,985,812	$—	$—	$1,711,985,812
Purchased Options	—	35,116,000	—	35,116,000
Money Market Funds	7,168,463	—	—	7,168,463
Total Investments	$1,719,154,275	$35,116,000	$—	$1,754,270,275
Liabilities:
Written Options	$—	$(8,496,400)	$—	$(8,496,400)
Total Written Options	$—	$(8,496,400)	$—	$(8,496,400)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Defined Risk ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,104,372,989	$—	$—	$1,104,372,989
Purchased Options	—	30,101,500	—	30,101,500
Money Market Funds	23,237,610	—	—	23,237,610
Total Investments	$1,127,610,599	$30,101,500	$—	$1,157,712,099
Liabilities:
Written Options	$—	$(4,343,750)	$—	$(4,343,750)
Total Written Options	$—	$(4,343,750)	$—	$(4,343,750)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Drawdown Managed Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$219,916,586	$—	$—	$219,916,586
Purchased Options	—	1,899,000	—	1,899,000
Money Market Funds	600,288	—	—	600,288
Total Investments	$220,516,874	$1,899,000	$—	$222,415,874
Liabilities:
Written Options	$—	$(347,750)	$—	$(347,750)
Total Written Options	$—	$(347,750)	$—	$(347,750)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

40

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Aptus Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Securities	$—	$238,150,864	$—	$238,150,864
Equity-Linked Notes	—	31,760,595	—	31,760,595
Money Market Funds	34,498,627	—	—	34,498,627
Total Investments	$34,498,627	$269,911,459	$—	$304,410,086

Refer to the Schedule of Investments for further disaggregation of investment categories.
Aptus International Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$250,062,897	$—	$—	$250,062,897
Equity-Linked Notes	—	28,291,848	—	28,291,848
Money Market Funds	4,277,360	—	—	4,277,360
Total Investments	$254,340,257	$28,291,848	$—	$282,632,105

Refer to the Schedule of Investments for further disaggregation of investment categories.
Aptus Large Cap Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$186,529,295	$—	$—	$186,529,295
Exchange Traded Funds	6,074,401	—	—	6,074,401
Equity-Linked Notes	—	21,830,231	—	21,830,231
Money Market Funds	1,634,656	—	—	1,634,656
Total Investments	$194,238,352	$21,830,231	$—	$216,068,583

Refer to the Schedule of Investments for further disaggregation of investment categories.
Aptus Large Cap Upside ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$41,468,388	$—	$—	$41,468,388
U.S. Treasury Bills	—	3,766,030	—	3,766,030
Total Investments	$41,468,388	$3,766,030	$—	$45,234,418
Other Financial Instruments:
Total Return Swaps*	$—	$(2,714,175)	$—	$(2,714,175)
Total Other Financial Instruments	$—	$(2,714,175)	$—	$(2,714,175)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of April 30, 2025.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.

41

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Opus Small Cap Value ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$504,448,764	$—	$—	$504,448,764
Short-Term Investments	16,067,402	—	—	16,067,402
Total Investments	$520,516,166	$—	$—	$520,516,166

Refer to the Schedule of Investments for breakout of investments by sector classification.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Equity-Linked Notes (“ELNs”). Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, and Aptus Large Cap Enhanced Yield ETF invested in ELNs. These are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities and a related equity derivative, such as a put or call option, in a single note form. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily by a pricing service, based on the terms and underlying securities of the ELN, which have been provided by the Adviser. These notes have a coupon which is accrued and recorded as Interest income on the Statements of Operations. Changes in the value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on investments in the Statements of Operations.

C.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

42

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. For the fiscal year/period ended April 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Investment Opportunity ETF	$(17,367,273)	$17,367,273
Aptus Defined Risk ETF	(747,279)	747,279
Aptus Drawdown Managed Equity ETF	(18,467,629)	18,467,629
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	(1,195,432)	1,195,432
Aptus Large Cap Enhanced Yield ETF	(4,665,095)	4,665,095
Aptus Large Cap Upside ETF	(114,293)	114,293
Opus Small Cap Value ETF	(6,177,317)	6,177,317

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds.  Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

43

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Funds pay the Adviser a unified management fee which is calculated daily and paid monthly based on each Fund’s average daily net assets:

Aptus Collared Investment Opportunity ETF	0.79%
Aptus Defined Risk ETF	0.69%
Aptus Drawdown Managed Equity ETF	0.79%
Aptus Enhanced Yield ETF	0.59%
Aptus International Enhanced Yield ETF	0.39%
Aptus Large Cap Enhanced Yield ETF	0.39%
Aptus Large Cap Upside ETF	0.79%
Opus Small Cap Value ETF	0.79%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding options, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Investment Opportunity ETF	$611,142,414	$620,524,403
Aptus Defined Risk ETF	330,811,703	302,908,131
Aptus Drawdown Managed Equity ETF	82,542,239	85,680,672
Aptus Enhanced Yield ETF	113,470,900	115,026,895
Aptus International Enhanced Yield ETF	19,467,378	22,326,763
Aptus Large Cap Enhanced Yield ETF	38,455,378	30,880,774
Aptus Large Cap Upside ETF	4,073,882	4,063,884
Opus Small Cap Value ETF	103,272,815	105,460,657

44

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
There were no purchases or sales of U.S. Government securities, excluding short-term securities, in Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, Aptus Large Cap Upside ETF, and Opus Small Cap Value ETF during the current fiscal period. Included in the amounts for Aptus Enhanced Yield ETF there were $113,470,900 of purchases and $115,026,895 of sales of long-term U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Investment Opportunity ETF	$834,971,583	$37,267,306
Aptus Defined Risk ETF	605,557,021	22,941,993
Aptus Drawdown Managed Equity ETF	110,287,156	58,549,020
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	97,949,016	7,062,210
Aptus Large Cap Enhanced Yield ETF	54,755,687	15,502,294
Aptus Large Cap Upside ETF	43,669,640	1,216,505
Opus Small Cap Value ETF	250,405,079	22,001,909

During the current fiscal period, Aptus Drawdown Managed Equity ETF had a trade error that resulted in a $1,061,593 loss to the Fund which was subsequently reimbursed to the Fund by the Adviser.
NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Defined Risk ETF

Affiliated Issuer	Value at 4/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 4/30/2025
Invesco BulletShares 2030 Corporate Bond ETF	$33,788,852	$92,192,345	$(1,792,687)	$72,157	$2,299,979	$126,560,646
Invesco BulletShares 2031 Corporate Bond ETF	24,138,695	102,484,878	(1,716,988)	117,757	1,690,300	126,714,642
Invesco BulletShares 2032 Corporate Bond ETF	30,143,061	78,804,356	(1,829,471)	57,643	645,359	107,820,948
Invesco BulletShares 2033 Corporate Bond ETF	—	81,565,524	(189,188)	92	550,971	81,927,399
iShares iBonds Dec 2030 Term Corporate ETF	34,580,746	73,764,687	(1,745,985)	52,452	2,410,286	109,062,186
iShares iBonds Dec 2031 Term Corporate ETF	44,967,607	82,235,558	(2,404,809)	88,698	2,516,142	127,403,196
iShares iBonds Dec 2032 Term Corporate ETF	32,514,418	70,484,871	(1,812,441)	110,198	1,074,791	102,371,837
iShares Bonds Dec 2033 Term Corporate ETF*	10,219,346	67,397,583	(76,487,095)	(1,378,071)	248,237	—
	$210,352,725**			$(879,074)	$11,436,065	$781,860,854**

*	As of April 30, 2025, no longer considered to be an affiliate of the Fund.
**	Value of affiliates as of April 30, 2024 and April 30, 2025 was $131,763,781 and $781,860,854, respectively.

45

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)

Affiliated Issuer (continued)	Shares Held at 4/30/2025	Dividend Income	Capital Gain Distributions from Underlying Funds
Invesco BulletShares 2030 Corporate Bond ETF	7,601,240	$3,368,854	$ —
Invesco BulletShares 2031 Corporate Bond ETF	7,750,131	3,225,629	—
Invesco BulletShares 2032 Corporate Bond ETF	5,303,539	3,341,431	—
Invesco BulletShares 2033 Corporate Bond ETF	3,923,726	940,476	—
iShares iBonds Dec 2030 Term Corporate ETF	4,998,267	2,945,131	—
iShares iBonds Dec 2031 Term Corporate ETF	6,116,332	4,031,453	—
iShares iBonds Dec 2032 Term Corporate ETF	4,098,152	3,087,512	—
iShares iBonds Dec 2033 Term Corporate ETF*	—	1,790,729	—
		$22,731,215	$—

*	As of April 30, 2025, was no longer considered to be an affiliate of the Fund.
NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2025 were as follows:

	Aptus Collared Investment Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF
Tax cost of investments	$1,487,095,443	$1,142,230,387	$189,897,098	$304,042,949
Gross tax unrealized appreciation	301,173,453	20,492,955	40,047,011	1,727,091
Gross tax unrealized depreciation	(34,915,024)	(6,229,076)	(7,528,235)	(1,359,954)
Net tax unrealized appreciation (depreciation)	266,258,429	15,481,712	32,518,776	367,137
Undistributed ordinary income	126,680	3,712,874	20,861	1,048,838
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(141,181,833)(a)	(103,043,784)	(103,787,687)(b)	(39,367,620)
Distributable earnings (accumulated deficit)	$125,203,276	$(85,067,031)	$(71,248,050)	$(37,951,645)

(a)
Includes straddle loss deferral of $49,092,840.
(b)
Includes straddle loss deferral of $2,626,663.

	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Aptus Large Cap Upside ETF	Opus Small Cap Value ETF
Tax cost of investments	$257,801,697	$192,027,245	$46,303,796	$503,654,308
Gross tax unrealized appreciation	26,276,190	30,835,308	1,568,089	51,572,180
Gross tax unrealized depreciation	(1,445,782)	(6,793,970)	(5,351,642)	(34,710,322)
Net tax unrealized appreciation (depreciation)	24,830,408	24,041,338	(3,783,553)	16,861,858
Undistributed ordinary income	1,302,674	623,697	17,699	592,634
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(50,676,205)	(7,543,365)	(35,721)	(30,489,393)
Distributable earnings (accumulated deficit)	$(24,543,123)	$17,121,670	$(3,801,575)	$(13,034,901)

46

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and the mark-to-market on open Section 1256 options contracts. Unrealized appreciation (depreciation) on written equity options is included in gross tax unrealized appreciation (depreciation) on investments for Aptus Collared Investment Opportunity ETF and Aptus Defined Risk ETF.
There was no difference between the cost basis for financial statement and federal income tax purposes for Aptus Enhanced Yield ETF. Unrealized appreciation (depreciation) on swap contracts is included in gross tax unrealized appreciation (depreciation) on investments for Aptus Large Cap Upside ETF.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. At April 30, 2025, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of April 30, 2025, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus Collared Investment Opportunity ETF	$51,424,207	$40,664,786
Aptus Defined Risk ETF	60,060,675	42,983,109
Aptus Drawdown Managed Equity ETF	69,341,857	31,819,167
Aptus Enhanced Yield ETF	39,331,672	35,948
Aptus International Enhanced Yield ETF	29,271,234	21,404,971
Aptus Large Cap Enhanced Yield ETF	5,259,429	2,283,936
Aptus Large Cap Upside ETF	35,721	—
Opus Small Cap Value ETF	19,164,822	11,324,571

During the fiscal year/period ended April 30, 2025, the Funds did not utilize any short-term or long-term capital loss carryforwards. Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 will be subject to limitations because of an ownership change.
The tax character of distributions paid by the Funds during the year/period ended April 30, 2025 and year/period ended April 30, 2024 was as follows:

	Year/Period(1) Ended April 30, 2025			Year/Period(2) Ended April 30, 2024
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Aptus Collared Investment Opportunity ETF	$6,346,496	$ —	$ —	$4,472,807	$—	$—
Aptus Defined Risk ETF .	31,309,685	—	—	16,700,472	—	—
Aptus Drawdown Managed Equity ETF	971,140	—	—	1,371,611	—	—
Aptus Enhanced Yield ETF	24,637,253	—	—	32,408,776	—	—
Aptus International Enhanced Yield ETF	11,670,825	—	—	4,192,887	—	—
Aptus Large Cap Enhanced Yield ETF	5,174,799	—	—	2,140,999	—	—
Aptus Large Cap Upside ETF	89,980	—	—	N/A	N/A	N/A
Opus Small Cap Value ETF	5,070,500	—	—	3,921,020	—	—

(1)	Information for Aptus Large Cap Upside Yield ETF is for the period from November 20, 2024 to April 30, 2025.
(2)	Information for Aptus Large Cap Enhanced Yield ETF is for the period from June 13, 2023 to April 30, 2024

47

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.
The Funds may purchase put options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, purchase call options on the Cboe Volatility Index®, or utilize a combination of purchased and written (sold) put options (known as a “spread”) to limit the Funds’ exposure to equity market declines. The Funds may write (sell) call options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, or utilize a combination of purchased and written (sold) call options (spread) to generate premium from such options.
Aptus Collared Investment Opportunity ETF’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities, a U.S. equity ETF, or the U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities, a U.S. equity ETF, or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.
Aptus Defined Risk ETF’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”), on one or more equity indexes, on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”), or on one or more other U.S. fixed-income ETFs that provide exposure to either high yield or investment grade bonds (the “Underlying Bond ETFs”) (each, a “reference asset”). The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread). Additionally, Underlying Equity ETFs, Underlying Bond ETFs, or equity indexes may be selected in lieu of or in addition to Underlying Individual Equities to adjust the balance of the Fund’s exposure across industries or to maintain the Fund’s equity exposure when the Adviser believes they present a better risk profile than Underlying Individual Equities. The Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.
Aptus Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”). In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. The Adviser also may purchase or write (sell) exchange-listed call options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Calls”). In addition to or in lieu of such Equity Puts or Equity Calls, the Adviser may utilize a combination of purchased and written (sold) put or call options (known as a “spread”) on individual equity securities, one or more equity indexes or ETFs, or the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call options at the time of investment.
When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the

48

APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for option contracts. Broker interest received and paid by the Funds, if any, is included as interest income and expense, respectively, in the Statements of Operations. As collateral for its written options, Aptus Collared Investment Opportunity ETF and Aptus Drawdown Managed Equity ETF maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as cash collateral for written options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.
Aptus Large Cap Upside ETF may enter into total return swaps for investment purposes. Generally, total return swaps are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.
The Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund

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APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$35,116,000
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	30,101,500
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	1,899,000

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	Written option contracts, at value	$(8,496,400)
Aptus Defined Risk ETF	Equity Contracts - Written Options	Written option contracts, at value	(4,343,750)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written option contracts, at value	(347,750)
Aptus Large Cap Upside ETF	Equity Contracts - Total Return Swaps	Payable for swap contracts	(2,714,175)
The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	$37,977,926*	$66,196**
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	(38,493,943)	(1,140,254)
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	26,836,820*	8,128,074**
Aptus Defined Risk ETF	Equity Contracts - Written Options	(28,307,861)	(1,213,795)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	2,058,611*	(800,535)**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	(5,541,466)	195,118
Aptus Large Cap Upside ETF	Equity Contracts - Total Return Swaps	—	(2,714,175)

*	Included in net realized gain (loss) on investments in unaffiliated securities as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities as reported in the Statements of Operations.

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APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Investment Opportunity ETF	$19,229,231
Aptus Defined Risk ETF	31,806,946
Aptus Drawdown Managed Equity ETF	1,356,856

Written Options
Aptus Collared Investment Opportunity ETF	$(8,111,948)
Aptus Defined Risk ETF	(3,244,517)
Aptus Drawdown Managed Equity ETF	(597,398)

Total Return Swaps	Average Notional Value
Aptus Large Cap Upside ETF	$36,115,008

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.
During the ordinary course of business, Aptus Large Cap Upside ETF may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
Liabilities Description/Counterparty				Financial Instruments	Collateral Pledged
Aptus Large Cap Upside ETF
Total Return Swaps - Goldman Sachs	$2,714,175	$ —	$2,714,175	$2,714,175	$ —	$ —

NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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APTUS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, with the exception of Aptus Large Cap Enhanced Yield ETF which is $500, each payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets.
NOTE 9 – RISKS
Concentration Risk. To the extent that the Funds invest more heavily in particular industries or sectors of the economy, their performance will be especially sensitive to developments that significantly affect those industries or sectors.
Other Investment Companies Risk. The risks of Aptus Defined Risk ETF and Aptus International Enhanced Yield ETF investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objectives.

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APTUS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Aptus ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options (as applicable), and total return swap contracts (as applicable), of Aptus ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2025, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021.
Aptus International Enhanced Yield ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023 and for the period from July 22, 2021 (commencement of operations) to April 30, 2022
Aptus Enhanced Yield ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024 and for the period from October 31, 2022 (commencement of operations) to April 30, 2023.
Aptus Large Cap Enhanced Yield ETF	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from June 13, 2023 (commencement of operations) to April 30, 2024
Aptus Large Cap Upside ETF	For the period from November 20, 2024 (commencement of operations) through April 30, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

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APTUS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 26, 2025

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APTUS ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal year/period ended April 30, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	29.69%
Aptus Large Cap Enhanced Yield ETF	39.40%
Aptus Large Cap Upside ETF	100.00%
Opus Small Cap Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year/period ended April 30, 2025 was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	38.30%
Aptus Large Cap Upside ETF	100.00%
Opus Small Cap Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Investment Opportunity ETF	0.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	0.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	0.00%
Aptus Large Cap Upside ETF	0.00%
Opus Small Cap Value ETF	0.00%

55

APTUS ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Aptus Collared Investment Opportunity ETF (ACIO)
Aptus Defined Risk ETF (DRSK)
Aptus Drawdown Managed Equity ETF (ADME)
Opus Small Cap Value ETF (OSCV)
Aptus International Enhanced Yield ETF (IDUB)
Aptus Enhanced Yield ETF (JUCY)
Aptus Large Cap Enhanced Yield ETF (DUBS)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 15-16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Opus Small Cap Value ETF, Aptus International Enhanced Yield ETF, Aptus Enhanced Yield ETF, and Aptus Large Cap Enhanced Yield ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds;
(iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, as well as the Adviser’s role as investment adviser to other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds as well as its experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended September 30, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category (as noted below) (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
Aptus Collared Investment Opportunity ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for the one-, three-, five-year, and since inception periods ended September 30, 2024. The S&P 500® Index provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, invests in U.S.-listed equity securities of any market capitalization while also buying put options or an options collar on the same equities, a U.S. equity ETF, or a U.S. equity index.
The Board then noted that, for the one-, three-, and five year periods ended September 30, 2024, the Fund outperformed the median returns of both its Peer Group and Category Peer Group (the Morningstar US Fund Equity Hedged Category). The Board also noted that the Fund outperformed all of the funds in its Selected Peer Group over the same one-, three-, and five-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar investment objectives, most of which are actively managed. The Board further noted that although all of the funds in the Selected Peer Group engage in call option writing to produce income, none of these peer funds sell calls options on individual securities and/or purchase put options in the same manner as the Fund.
Aptus Defined Risk ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Bloomberg US Aggregate Bond Index, for each of the one-, three-, five-year, and since inception periods ended September 30, 2024. The Bloomberg US Aggregate Bond Index provides an indication of the performance of the broader U.S. investment grade bond market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, uses a hybrid fixed income and equity strategy in which the Fund invests 75% to 95% of its assets to obtain exposure to investment grade corporate bonds and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk through an options strategy.
The Board then noted that, for the one-, three-, and five-year periods ended September 30, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Short-Term Bond Category). The Board took into consideration that the Fund maintains a much longer duration than the funds in its Peer Group and Category Peer Group. The Board also noted that the Fund outperformed all of the funds included in its Selected Peer Group over the same one-, three-, and five-year periods. The Board considered that the funds included in the Selected Peer Group were nearly all passively managed and noted that although many of the funds in the Selected Peer Group had similar fixed income strategies, none of the peer funds employed a similar equity strategy or options strategy.
Aptus Drawdown Managed Equity ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-, three-, five-year, and since inception periods ended September 30, 2024. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, invests in a portfolio of U.S.-listed equity securities while limiting downside risk by purchasing exchange-listed put options on one or more such equity securities or broad-based U.S. equity indexes or funds.
The Board then noted that, for the one-year period ended September 30, 2024, the Fund significantly outperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Equity Hedged Category). The Board further noted that the Fund slightly outperformed the median return of its Peer Group and Category Peer Group over the five-year period but slightly underperformed Group over the three-year period. The Board took into

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
consideration that although the Peer Group and Category Peer Group include actively managed, long-short ETFs, the Fund does not employ a typical long-short strategy where the Fund takes long positions in undervalued stocks while selling short overpriced stocks. Instead, the Fund invests at least 80% of its net assets in equities but, in seeking to mitigate downside risk, the Fund may purchase or write call or put options on equities and/or utilize option spread strategies involving equity securities, equity indices or ETFs, or the VIX® Index. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group over the one-, three-, and five-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar investment objectives, nearly all of which are actively managed funds that seek to limit downside risk, but none of which select underlying holdings and implement hedges in the same way as the Fund.
Opus Small Cap Value ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-, three-, five-year, and since inception periods ended September 30, 2024, but the Fund outperformed its strategy benchmark, the S&P SmallCap 600® Value Index, over each of the same periods. The S&P 500® Index provides an indication of the performance of the large-cap U.S. equity market, and the S&P SmallCap 600® Value Index measures the performance of small-capitalization companies classified as value stocks based on three factors: the ratios of book value, earnings, and sales to price. In comparing the Fund’s performance to that of the benchmarks, the Board noted that the Fund invests primarily in small-cap U.S. equity securities, but, unlike its strategy benchmark, the Fund selects stocks across a variety of sectors and industries by combining a factor-based analysis and rigorous fundamental research to identify high-quality, growing companies that the Adviser believes are undervalued.
The Board then noted that, for the three-year period ended September 30, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Small Blend Category). The Board further noted that although the Fund slightly underperformed the median return of its Category Peer Group over the one- and five-year periods, the Fund outperformed the median return of its Peer Group over the one-year period despite slightly underperforming the same Peer Group over the five-year period. The Board took into consideration that the Peer Group is comprised mostly of small-cap ETFs that focus on either growth or core investing. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group over the one-, three-, and five-year periods. The Board considered, however, that the Selected Peer Group was primarily comprised of large passively managed ETFs, such as the iShares Russell 2000 ETF and the Vanguard Russell 2000 Value ETF, that generally do not employ the same type of fundamental analysis as the Fund when selecting investments.
Aptus International Enhanced Yield ETF: The Board noted that the Fund underperformed its broad-based benchmark, the MSCI ACWI ex USA Index, for each of the one-, three-year, and since inception periods ended September 30, 2024. The MSCI ACWI ex USA Index provides an indication of the performance of large- and mid-cap equity securities across developed and emerging markets outside the United States. In comparing the Fund’s performance to that of the benchmark, the Board noted that although the Fund is a fund of funds that invests primarily in non-U.S. securities, the Fund, unlike its benchmark, employs an options strategy to limit downside risk, create additional equity exposure, and/or generate premiums from writing call options.
The Board then noted that, for the one- and three-year periods ended September 30, 2024, the Fund underperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Derivative Income Category). The Board took into consideration that the Peer Group and Category Peer Group do not include many actively managed fund of funds that employ an equity-linked notes (“ELN”) strategy. The Board then noted that the Fund generally performed within the range of funds in its Selected Peer Group over the one-year period but underperformed each of the funds in its Selected Peer Group over the three-year period. The Board considered, however, that the funds included in the Selected Peer Group were primarily international ETFs, some of which emphasized income or dividend generation in their principal investment strategies.
Aptus Enhanced Yield ETF: The Board noted that the Fund underperformed both its broad-based benchmark, the Bloomberg US Aggregate Bond Index, and its strategy benchmark, the ICE U.S. Treasury 1-3 Year Bond Index, for each of the one-year and since inception periods ended September 30, 2024. The Bloomberg US Aggregate Bond Index provides an indication of the performance of the broader U.S. investment grade bond market; whereas, the ICE U.S. Treasury 1-3 Year Bond Index is designed to measure the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity that is greater than one year but less than or equal to three years. In comparing the Fund’s performance to that of the benchmarks, the Board noted that although the Fund invests a significant portion of

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
its assets in U.S. government debt securities, the Fund, unlike its benchmarks, also invests in ELNs, which are designed to offer a return linked to their underlying instruments by combining the economic characteristics of U.S. equities and options contracts or option spreads in a single note form.
The Board then noted that, for the one-year period ended September 30, 2024, the Fund underperformed the median return of its Peer Group and Category Peer Group (the Morningstar US Fund Intermediate Core Bond Category). The Board took into consideration that the Peer Group is comprised of a mix of bank loan ETFs and derivatives strategy ETFs, including an ultrashort bond ETF, a buffer protect ETF, and an interest rate hedged ETF, none of which use ELNs in their principal investment strategy. The Board also considered that the Category Peer Group is comprised of intermediate bond ETFs that do not use derivative instruments in their principal investment strategies. The Board then noted that the Fund significantly underperformed all of the funds in its Selected Peer Group over the one-year period. The Board considered that although many of the funds included in its Selected Peer Group seek to provide current income, only a few of these peer funds were set up with a similar structure to capture higher yields through ELNs.
In addition, the Board took into consideration that the Fund commenced operations on October 31, 2022, and thus had been operating for less than three years as of the date of the Board Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.
Aptus Large Cap Enhanced Yield ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for the one-year and since inception periods ended September 30, 2024. The S&P 500® Index provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that although the Fund has exposure to U.S. large cap companies, the Fund, unlike its benchmark, invests in ELNs, which are designed to offer a return linked to their underlying instruments by combining the economic characteristics of U.S. equities and options contracts or option spreads in a single note form.
The Board then noted that, for the one-year period ended September 30, 2024, the Fund outperformed the median return of its Peer Group but underperformed the median return of its Category Peer Group (the Morningstar US Fund Large Blend Category). The Board took into consideration that the Peer Group does not include many fund of funds that employ an ELN strategy and the Category Peer Group does not include funds that employ derivative instruments as part of their principal investment strategies. The Board then noted that the Fund significantly outperformed all of the funds in its Selected Peer Group over the one-year period. The Board considered that although many of the funds included in its Selected Peer Group seek to provide current income and employ an options strategy to generate additional income, few of these peer funds employ an ELN strategy similar to the Fund.
In addition, the Board took into consideration that the Fund commenced operations on June 13, 2023, and thus had been operating for less than two years as of the date of the Board Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (AFFE), extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.
The Board then compared each Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
Aptus Collared Investment Opportunity ETF: The Board noted that the Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group and lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
Aptus Defined Risk ETF: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio of the funds in its Peer Group but lower than the median net expense ratio of the funds in its Category Peer

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
Group. In addition, the Board noted that the Fund’s net expense ratio was higher than all of the net expense ratios of funds in its Selected Peer Group. However, the Board took into consideration that there was only one actively managed ETF included among the Fund’s peer funds, and even fewer such ETFs available for comparison with similar hybrid fixed income and equity investment strategies seeking to limit downside risk.
Aptus Drawdown Managed Equity ETF: The Board noted that the Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group and lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
Opus Small Cap Value ETF: The Board noted that the Fund’s net expense ratio was slightly higher than the median net expense ratio of the funds in its Peer Group but lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratio of nearly all of the funds in its Selected Peer Group. However, the Board took into consideration that there are very few actively managed ETFs included among the Fund’s peer funds, and even fewer such ETFs available for comparison that employ a similar fundamental analysis when selecting small-cap value stocks.
Aptus International Enhanced Yield ETF: The Board noted that the Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group and lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
Aptus Enhanced Yield ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
Aptus Large Cap Enhanced Yield ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

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APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
Aptus Large Cap Upside ETF (UPSD)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Large Cap Upside ETF (the “Fund”) for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser or its affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered such supplemental information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials, the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Advisory Agreement.
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including the portfolio managers’ day-to-day management of the Fund.
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared the Fund’s expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of structured outcome ETFs, including buffer ETFs, categorized by Morningstar as Options Trading ETFs (the “Peer Group”). In particular, the Board noted that the Fund’s net expense

62

APTUS ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
ratio was slightly higher than the median net expense ratio, but within the range, of the ETFs in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”) with similar investment objectives and strategies to the Fund. The Board noted that the Selected Peer Group was comprised primarily of actively managed ETFs that provide exposure to the S&P 500 Index while also seeking potential for upside returns through the use of derivatives such as options or swaps. The Board observed that the Fund’s proposed net expense ratio was within the range of net expense ratios for the Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

63

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/3/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/3/2025

* Print the name and title of each signing officer under his or her signature.